UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2019

MFS® Blended Research® Small Cap Equity Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VSC-SEM

MFS® Blended Research® Small Cap Equity Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Rapid7, Inc.	1.6%
Store Capital Corp., REIT	1.6%
KBR, Inc.	1.6%
Tech Data Corp.	1.5%
Paylocity Holding Corp.	1.5%
Stoneridge, Inc.	1.5%
Cathay General Bancorp, Inc.	1.5%
Cornerstone OnDemand, Inc.	1.4%
MRC Global, Inc.	1.4%
Hanmi Financial Corp.	1.4%

Equity sectors (k)
Financial Services	25.2%
Technology	16.3%
Health Care	14.5%
Industrial Goods & Services	7.7%
Special Products & Services	5.8%
Basic Materials	5.6%
Autos & Housing	5.1%
Leisure	4.1%
Retailing	3.5%
Energy	3.4%
Utilities	2.9%
Consumer Staples	2.6%
Communications	1.9%
Transportation	0.7%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

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MFS Blended Research Small Cap Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.54%	$1,000.00	$1,185.78	$2.93
	Hypothetical (h)	0.54%	$1,000.00	$1,022.12	$2.71
Service Class	Actual	0.79%	$1,000.00	$1,184.98	$4.28
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.3%
Aerospace – 1.2%
American Outdoor Brands Corp. (a)	39,869	$359,220
CACI International, Inc., “A” (a)	3,793	776,010

		$1,135,230

Apparel Manufacturers – 1.7%
Levi Strauss & Co., “A” (a)	20,673	$431,652
Skechers USA, Inc., “A” (a)	37,289	1,174,231

		$1,605,883

Automotive – 1.5%
Stoneridge, Inc. (a)	45,349	$1,430,761

Biotechnology – 4.3%
Acorda Therapeutics, Inc. (a)	62,853	$482,083
Akebia Therapeutics, Inc. (a)	83,655	404,890
Arena Pharmaceuticals, Inc. (a)	10,700	627,341
Bio-Techne Corp.	5,377	1,121,051
Bruker BioSciences Corp.	5,893	294,355
Genomic Health, Inc. (a)	2,924	170,089
Macrogenics, Inc. (a)	20,844	353,723
Pieris Pharmaceuticals, Inc. (a)	23,507	110,483
Varex Imaging Corp. (a)	18,248	559,301

		$4,123,316

Broadcasting – 0.2%
Sinclair Broadcast Group, Inc.	3,287	$176,282

Brokerage & Asset Managers – 0.2%
LPL Financial Holdings, Inc.	1,453	$118,521
Waddell & Reed Financial, Inc., “A”	4,004	66,747

		$185,268

Business Services – 1.1%
Forrester Research, Inc. (a)	22,346	$1,050,932

Cable TV – 1.0%
Cable One, Inc.	792	$927,424

Chemicals – 1.2%
Ingevity Corp. (a)	10,769	$1,132,576

Computer Software – 4.1%
Cornerstone OnDemand, Inc. (a)	22,869	$1,324,801
Everbridge, Inc. (a)	1,668	149,153
Manhattan Associates, Inc. (a)	3,145	218,043
Paylocity Holding Corp. (a)	15,358	1,440,887
RingCentral, Inc. (a)	3,656	420,147
SecureWorks Corp. (a)(l)	23,275	309,325

		$3,862,356

Computer Software – Systems – 8.8%
Box, Inc. (a)	13,035	$229,546
Five9, Inc. (a)	24,953	1,279,839
ForeScout Tech, Inc. (a)	8,450	286,117
Insight Enterprises, Inc. (a)	3,958	230,356
NCR Corp. (a)	34,823	1,082,995

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – continued
Presidio, Inc.	91,861	$1,255,740
Rapid7, Inc. (a)	26,673	1,542,766
Tech Data Corp. (a)	13,864	1,450,175
Verint Systems, Inc. (a)	19,395	1,043,063

		$8,400,597

Construction – 1.6%
Armstrong World Industries, Inc.	4,613	$448,384
Eagle Materials, Inc.	6,115	566,861
Toll Brothers, Inc.	15,183	556,001

		$1,571,246

Consumer Products – 0.6%
Herbalife Ltd. (a)	5,491	$234,795
Prestige Brands Holdings, Inc. (a)	7,494	237,410
USANA Health Sciences, Inc. (a)	1,667	132,410

		$604,615

Consumer Services – 1.3%
Grand Canyon Education, Inc. (a)	10,273	$1,202,146

Electrical Equipment – 2.5%
TriMas Corp. (a)	41,753	$1,293,090
WESCO International, Inc. (a)	21,775	1,102,904

		$2,395,994

Electronics – 2.4%
Amkor Technology, Inc. (a)	66,758	$498,015
Jabil Circuit, Inc.	21,198	669,857
OSI Systems, Inc. (a)	3,897	438,919
Sanmina Corp. (a)	14,476	438,333
Silicon Laboratories, Inc. (a)	2,764	285,797

		$2,330,921

Energy – Independent – 1.2%
Delek U.S. Holdings, Inc.	10,971	$444,545
Par Pacific Holdings, Inc. (a)	9,700	199,044
Warrior Met Coal, Inc.	19,131	499,702

		$1,143,291

Engineering – Construction – 2.4%
KBR, Inc.	60,061	$1,497,921
Matrix Service Co. (a)	25,649	519,649
Quanta Services, Inc.	7,843	299,524

		$2,317,094

Entertainment – 0.5%
AMC Entertainment Holdings, Inc., “A” (l)	54,049	$504,277

Food & Beverages – 2.4%
Hostess Brands, Inc. (a)	20,258	$292,525
Ingredion, Inc.	11,504	948,965
Pilgrim’s Pride Corp. (a)	28,763	730,293
SpartanNash Co.	25,693	299,837

		$2,271,620

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MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Forest & Paper Products – 1.0%
Boise Cascade Corp.	12,070	$339,288
Verso Corp., “A” (a)	32,837	625,545

		$964,833

Gaming & Lodging – 0.2%
Everi Holdings, Inc. (a)	13,083	$156,080

Health Maintenance Organizations – 0.9%
Molina Healthcare, Inc. (a)	5,867	$839,802

Insurance – 3.7%
American Equity Investment Life Holding Co.	30,087	$817,163
Essent Group Ltd. (a)	16,399	770,589
MGIC Investment Corp. (a)	56,555	743,132
Radian Group, Inc.	35,415	809,233
Universal Insurance Holdings, Inc.	13,059	364,346

		$3,504,463

Internet – 0.8%
Blucora, Inc. (a)	2,673	$81,179
LogMeIn, Inc.	9,804	722,359

		$803,538

Leisure & Toys – 1.3%
Brunswick Corp.	20,868	$957,632
Funko, Inc., “A” (a)	11,453	277,392

		$1,235,024

Machinery & Tools – 5.7%
ACCO Brands Corp.	25,275	$198,914
AGCO Corp.	16,231	1,259,039
Allison Transmission Holdings, Inc.	7,059	327,185
Herman Miller, Inc.	4,643	207,542
ITT, Inc.	1,776	116,292
Knoll, Inc.	9,590	220,378
Park-Ohio Holdings Corp.	13,328	434,360
Regal Beloit Corp.	13,003	1,062,475
SPX FLOW, Inc. (a)	22,277	932,515
Titan Machinery, Inc. (a)	32,220	663,088

		$5,421,788

Medical & Health Technology & Services – 0.9%
Allscripts Healthcare Solutions, Inc. (a)	8,693	$101,099
Tenet Healthcare Corp. (a)	37,292	770,453

		$871,552

Medical Equipment – 4.8%
AngioDynamics, Inc. (a)	25,954	$511,034
Avanos Medical, Inc. (a)	15,872	692,178
CONMED Corp.	11,483	982,600
CUTERA, Inc. (a)	2,406	49,997
Integer Holdings Corp. (a)	10,487	880,069
IntriCon Corp. (a)	14,495	338,603
Lantheus Holdings, Inc. (a)	24,002	679,257
LivaNova PLC (a)	1,670	120,173
Orthofix Medical, Inc. (a)	5,673	299,988

		$4,553,899

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Metals & Mining – 0.3%
Olympic Steel, Inc.	4,666	$63,691
Ryerson Holding Corp. (a)	18,080	150,606
Schnitzer Steel Industries, Inc., “A”	2,330	60,976

		$275,273

Natural Gas – Distribution – 0.2%
MDU Resources Group, Inc.	8,308	$214,346

Natural Gas – Pipeline – 0.5%
Equitrans Midstream Corp.	24,084	$474,696

Oil Services – 3.2%
Apergy Corp. (a)	6,249	$209,592
Cactus, Inc., “A” (a)	34,631	1,146,979
Liberty Oilfield Services, Inc. (l)	24,263	392,575
MRC Global, Inc. (a)	76,667	1,312,539

		$3,061,685

Other Banks & Diversified Financials – 13.6%
Assured Guaranty Ltd.	1,006	$42,332
Bank of N.T. Butterfield & Son Ltd.	13,485	457,951
Bank OZK	41,132	1,237,662
CAI International, Inc. (a)	18,607	461,826
Cathay General Bancorp, Inc.	38,803	1,393,416
East West Bancorp, Inc.	14,695	687,285
Enova International, Inc. (a)	22,551	519,800
First Hawaiian, Inc.	45,887	1,187,097
First Interstate BancSystem, Inc.	24,483	969,772
Hanmi Financial Corp.	58,837	1,310,300
Herc Holdings, Inc. (a)	15,973	732,042
Legacytextas Financial Group, Inc.	6,233	253,745
OFG Bancorp	6,852	162,872
Popular, Inc.	11,341	615,136
Prosperity Bancshares, Inc.	4,644	306,736
Regional Management Corp. (a)	21,472	566,217
Triton International Ltd. of Bermuda	17,510	573,628
UMB Financial Corp.	4,904	322,781
Wintrust Financial Corp.	15,623	1,142,979

		$12,943,577

Pharmaceuticals – 3.3%
AMAG Pharmaceuticals, Inc. (a)	34,078	$340,439
Assertio Therapeutics, Inc. (a)	88,528	305,422
Catalent, Inc. (a)	5,466	296,312
Horizon Therapeutics PLC (a)	39,749	956,361
Mallinckrodt PLC (a)	33,853	310,770
Phibro Animal Health Corp., “A”	16,895	536,754
United Therapeutics Corp. (a)	4,848	378,435

		$3,124,493

Pollution Control – 0.2%
Evoqua Water TechnologiesLLC (a)	11,989	$170,723

Real Estate – 9.5%
Braemar Hotels & Resorts, Inc., REIT	39,007	$386,169
CareTrust REIT, Inc., REIT	25,179	598,757
CoreCivic, Inc., REIT	41,205	855,416
Cousins Properties, Inc., REIT	16,966	613,660
EPR Properties, REIT	15,670	1,168,825

5

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Industrial Logistics Properties Trust, REIT	62,526	$1,301,791
Life Storage, Inc., REIT	9,449	898,411
Medical Properties Trust, Inc., REIT	70,308	1,226,172
Spirit Realty Capital, Inc., REIT	12,084	515,503
STORE Capital Corp., REIT	45,203	1,500,288

		$9,064,992

Restaurants – 1.6%
Bloomin Brands, Inc.	27,467	$519,401
Carrols Restaurant Group, Inc. (a)	36,784	332,160
Wendy’s Co.	32,669	639,659

		$1,491,220

Specialty Chemicals – 1.0%
Renewable Energy Group, Inc. (a)	6,983	$110,751
Univar, Inc. (a)	36,632	807,369

		$918,120

Specialty Stores – 0.5%
Express, Inc. (a)	32,061	$87,527
Floor & Decor Holdings, Inc. (a)	1,375	57,613
Signet Jewelers Ltd.	4,397	78,618
Zumiez, Inc. (a)	10,931	285,299

		$509,057

Telecommunications – Wireless – 1.1%
Iridium Communications, Inc. (a)	24,871	$578,499
Telephone and Data Systems, Inc.	16,174	491,690

		$1,070,189

Telephone Services – 1.0%
ATN International, Inc.	6,000	$346,380
Shenandoah Telecommunications Co.	14,988	577,338

		$923,718

Trucking – 0.6%
Forward Air Corp.	10,060	$595,049

Utilities – Electric Power – 3.2%
Clearway Energy, Inc.	53,034	$858,090
NRG Energy, Inc.	19,746	693,480
Portland General Electric Co.	20,000	1,083,400
Spark Energy, Inc., “A”	36,559	409,095

		$3,044,065

Total Common Stocks (Identified Cost, $82,718,150)		$94,604,011

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
WARRANTS – 0.0%
Other Banks & Diversified Financials – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (a)(u) (Identified Cost, $0)	$10.75	11/06/14	318	$0

INVESTMENT COMPANIES (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $793,281)	793,306	$793,385

COLLATERAL FOR SECURITIES LOANED – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36% (j) (Identified Cost, $757,906)	757,906	$757,906

OTHER ASSETS, LESS LIABILITIES – (0.9)%		(824,283)

NET ASSETS – 100.0%		$95,331,019

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $793,385 and $95,361,917, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value, including $885,813 of securities on loan (identified cost, $83,476,056)	$95,361,917
Investments in affiliated issuers, at value (identified cost, $793,281)	793,385
Cash	187
Receivables for
Fund shares sold	6,589
Interest and dividends	139,673
Other assets	498
Total assets	$96,302,249

Liabilities
Payables for
Fund shares reacquired	$147,226
Collateral for securities loaned, at value (c)	757,906
Payable to affiliates
Investment adviser	4,015
Administrative services fee	256
Shareholder servicing costs	39
Distribution and/or service fees	1,655
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	60,033
Total liabilities	$971,230
Net assets	$95,331,019

Net assets consist of
Paid-in capital	$63,877,003
Total distributable earnings (loss)	31,454,016
Net assets	$95,331,019
Shares of beneficial interest outstanding	7,288,690

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$33,915,948	2,541,518	$13.34
Service Class	61,415,071	4,747,172	12.94

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

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MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$751,843
Income on securities loaned	27,455
Dividends from affiliated issuers	10,821
Other	9,885
Foreign taxes withheld	(785)
Total investment income	$799,219
Expenses
Management fee	$187,461
Distribution and/or service fees	75,365
Shareholder servicing costs	3,291
Administrative services fee	11,775
Independent Trustees’ compensation	1,859
Custodian fee	2,571
Shareholder communications	10,476
Audit and tax fees	27,202
Legal fees	503
Miscellaneous	12,453
Total expenses	$332,956
Reduction of expenses by investment adviser	(4,531)
Net expenses	$328,425
Net investment income (loss)	$470,794

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,757,975
Affiliated issuers	231
Net realized gain (loss)	$3,758,206
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$11,518,144
Affiliated issuers	104
Net unrealized gain (loss)	$11,518,248
Net realized and unrealized gain (loss)	$15,276,454
Change in net assets from operations	$15,747,248

See Notes to Financial Statements

8

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$470,794	$531,740
Net realized gain (loss)	3,758,206	15,299,479
Net unrealized gain (loss)	11,518,248	(18,798,977)
Change in net assets from operations	$15,747,248	$(2,967,758)
Total distributions to shareholders	$—	$(12,885,061)
Change in net assets from fund share transactions	$(6,000,312)	$(6,124,153)
Total change in net assets	$9,746,936	$(21,976,972)

Net assets
At beginning of period	85,584,083	107,561,055
At end of period	$95,331,019	$85,584,083

See Notes to Financial Statements

9

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$11.25		$13.47	$13.23	$12.29		$16.04	$18.24

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.09	$0.11	$0.11	(c)	$0.15	$0.10
Net realized and unrealized gain (loss)	2.01		(0.40)	1.70	2.35		(0.94)	1.16
Total from investment operations	$2.09		$(0.31)	$1.81	$2.46		$(0.79)	$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.12)	$(0.16)		$(0.10)	$(0.18)
From net realized gain	—		(1.78)	(1.45)	(1.36)		(2.86)	(3.28)
Total distributions declared to shareholders	$—		$(1.91)	$(1.57)	$(1.52)		$(2.96)	$(3.46)
Net asset value, end of period (x)	$13.34		$11.25	$13.47	$13.23		$12.29	$16.04
Total return (%) (k)(r)(s)(x)	18.58	(n)	(5.11)	14.97	20.90	(c)	(4.15)	7.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.54	0.53	0.42	(c)	0.54	0.51
Expenses after expense reductions (f)	0.54	(a)	0.53	0.52	0.41	(c)	0.53	0.50
Net investment income (loss)	1.17	(a)	0.69	0.82	0.92	(c)	1.03	0.56
Portfolio turnover	30	(n)	72	81	72		78	67
Net assets at end of period (000 omitted)	$33,916		$29,936	$36,195	$28,715		$27,795	$31,323

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.92		$13.12	$12.92	$12.03		$15.75	$17.96

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.06	$0.07	$0.08	(c)	$0.12	$0.05
Net realized and unrealized gain (loss)	1.96		(0.39)	1.67	2.29		(0.93)	1.15
Total from investment operations	$2.02		$(0.33)	$1.74	$2.37		$(0.81)	$1.20

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.09)	$(0.12)		$(0.05)	$(0.13)
From net realized gain	—		(1.78)	(1.45)	(1.36)		(2.86)	(3.28)
Total distributions declared to shareholders	$—		$(1.87)	$(1.54)	$(1.48)		$(2.91)	$(3.41)
Net asset value, end of period (x)	$12.94		$10.92	$13.12	$12.92		$12.03	$15.75
Total return (%) (k)(r)(s)(x)	18.50	(n)	(5.35)	14.70	20.58	(c)	(4.38)	7.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.79	0.78	0.67	(c)	0.79	0.76
Expenses after expense reductions (f)	0.79	(a)	0.78	0.77	0.66	(c)	0.78	0.75
Net investment income (loss)	0.91	(a)	0.43	0.55	0.66	(c)	0.79	0.30
Portfolio turnover	30	(n)	72	81	72		78	67
Net assets at end of period (000 omitted)	$61,415		$55,648	$71,366	$74,453		$82,794	$104,221

See Notes to Financial Statements

10

MFS Blended Research Small Cap Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Blended Research Small Cap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset

12

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$94,146,060	$—	$0	$94,146,060
Bermuda	457,951	—	—	457,951
Mutual Funds	1,551,291	—	—	1,551,291
Total	$96,155,302	$—	$0	$96,155,302

For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2019, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2018.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $885,813. The fair value of the fund’s investment securities on loan and a related liability of $757,906 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $161,192 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

13

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$2,614,042
Long-term capital gains	10,271,019
Total distributions	$12,885,061

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$85,108,976
Gross appreciation	16,936,286
Gross depreciation	(5,889,960)
Net unrealized appreciation (depreciation)	$11,046,326

As of 12/31/18

Undistributed ordinary income	4,405,639
Undistributed long-term capital gain	11,591,790
Other temporary differences	4,347
Net unrealized appreciation (depreciation)	(295,008)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$298,909	$—	$4,211,769
Service Class	—	382,104	—	7,992,279
Total	$—	$681,013	$—	$12,204,048

14

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $4,531, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $3,096, which equated to 0.0066% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $195.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0251% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $110 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $8,290, which is included in “Other” income in the Statement of Operations.

15

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase transactions pursuant to this policy, which amounted to $147,108.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $27,683,456 and $32,902,407, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	151,779	$1,974,871	261,230	$3,403,663
Service Class	300,084	3,770,305	558,043	6,746,807
	451,863	$5,745,176	819,273	$10,150,470

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	321,961	$4,510,678
Service Class	—	—	615,311	8,374,383
	—	$—	937,272	$12,885,061

Shares reacquired
Initial Class	(272,073)	$(3,534,229)	(608,313)	$(8,423,623)
Service Class	(650,509)	(8,211,259)	(1,515,630)	(20,736,061)
	(922,582)	$(11,745,488)	(2,123,943)	$(29,159,684)

Net change
Initial Class	(120,294)	$(1,559,358)	(25,122)	$(509,282)
Service Class	(350,425)	(4,440,954)	(342,276)	(5,614,871)
	(470,719)	$(6,000,312)	(367,398)	$(6,124,153)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $272 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,018,574	$10,392,118	$10,617,642	$231	$104	$793,385

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$10,821	$—

16

MFS Blended Research Small Cap Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2019

MFS® Conservative Allocation Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VCA-SEM

MFS® Conservative Allocation Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Conservative Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Series	16.9%
MFS Limited Maturity Portfolio	11.9%
MFS Government Securities Portfolio	10.0%
MFS Inflation-Adjusted Bond Portfolio	9.9%
MFS Global Governments Portfolio	7.9%
MFS Growth Series	6.0%
MFS Research Series	6.0%
MFS Value Series	6.0%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Research International Portfolio	4.0%
MFS International Growth Portfolio	2.0%
MFS International Intrinsic Value Portfolio	2.0%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
Cash & Cash Equivalents	0.4%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

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MFS Conservative Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.03%	$1,000.00	$1,117.20	$0.16
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,114.99	$1.47
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

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MFS Conservative Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%
Bond Funds – 61.6%
MFS Global Governments Portfolio – Initial Class	3,284,305	$35,930,292
MFS Government Securities Portfolio – Initial Class	3,561,708	44,984,369
MFS High Yield Portfolio – Initial Class	3,880,653	22,507,788
MFS Inflation-Adjusted Bond Portfolio – Initial Class	4,137,352	44,807,526
MFS Limited Maturity Portfolio – Initial Class	5,153,626	53,906,929
MFS Total Return Bond Series – Initial Class	5,642,184	76,564,442

		$278,701,346

International Stock Funds – 8.0%
MFS International Growth Portfolio – Initial Class	598,964	$9,044,353
MFS International Intrinsic Value Portfolio – Initial Class	307,471	9,005,836
MFS Research International Portfolio – Initial Class	1,097,135	18,102,724

		$36,152,913

Specialty Funds – 2.0%
MFS Global Real Estate Portfolio – Initial Class	575,026	$8,889,901

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued
U.S. Stock Funds – 28.0%
MFS Growth Series – Initial Class	458,895	$27,139,047
MFS Mid Cap Growth Series – Initial Class	1,692,368	18,142,189
MFS Mid Cap Value Portfolio – Initial Class	2,037,995	18,138,152
MFS New Discovery Series – Initial Class	200,291	4,594,678
MFS New Discovery Value Portfolio – Initial Class	447,407	4,509,861
MFS Research Series – Initial Class	896,542	27,120,386
MFS Value Series – Initial Class	1,323,693	27,096,006

		$126,740,319

Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.42% (v)	1,660,074	$1,660,240

Total Investment Companies (Identified Cost, $392,630,773)		$452,144,719

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(64,291)

NET ASSETS – 100.0%		$452,080,428

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $452,144,719.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in affiliated issuers, at value (identified cost, $392,630,773)	$452,144,719
Receivables for
Investments sold	297,670
Other assets	1,496
Total assets	$452,443,885

Liabilities
Payables for
Fund shares reacquired	$297,669
Payable to affiliates
Administrator	192
Shareholder servicing costs	35
Distribution and/or service fees	12,293
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	53,168
Total liabilities	$363,457
Net assets	$452,080,428

Net assets consist of
Paid-in capital	$360,517,000
Total distributable earnings (loss)	91,563,428
Net assets	$452,080,428
Shares of beneficial interest outstanding	38,210,911

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,945,606	164,650	$11.82
Service Class	450,134,822	38,046,261	11.83

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends from affiliated issuers	$20,116
Other	84
Total investment income	$20,200
Expenses
Distribution and/or service fees	$558,353
Shareholder servicing costs	2,981
Administrative services fee	8,679
Independent Trustees’ compensation	6,089
Custodian fee	4,053
Shareholder communications	8,505
Audit and tax fees	19,727
Legal fees	2,091
Miscellaneous	14,964
Total expenses	$625,442
Net investment income (loss)	$(605,242)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Affiliated issuers	$3,251,447
Change in unrealized appreciation or depreciation
Affiliated issuers	$46,749,867
Net realized and unrealized gain (loss)	$50,001,314
Change in net assets from operations	$49,396,072

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$(605,242)	$10,492,264
Net realized gain (loss)	3,251,447	21,412,589
Net unrealized gain (loss)	46,749,867	(45,032,933)
Change in net assets from operations	$49,396,072	$(13,128,080)
Total distributions to shareholders	$—	$(30,510,928)
Change in net assets from fund share transactions	$(42,365,582)	$(66,228,101)
Total change in net assets	$7,030,490	$(109,867,109)

Net assets
At beginning of period	445,049,938	554,917,047
At end of period	$452,080,428	$445,049,938

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.58		$11.61	$10.95	$11.09		$11.79	$11.61

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.27	$0.22	$0.22	(c)	$0.24	$0.20
Net realized and unrealized gain (loss)	1.24		(0.55)	1.02	0.36		(0.27)	0.34
Total from investment operations	$1.24		$(0.28)	$1.24	$0.58		$(0.03)	$0.54

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.26)	$(0.32)		$(0.41)	$(0.22)
From net realized gain	—		(0.49)	(0.32)	(0.40)		(0.26)	(0.14)
Total distributions declared to shareholders	$—		$(0.75)	$(0.58)	$(0.72)		$(0.67)	$(0.36)
Net asset value, end of period (x)	$11.82		$10.58	$11.61	$10.95		$11.09	$11.79
Total return (%) (k)(r)(s)(x)	11.72	(n)	(2.73)	11.48	5.03	(c)	(0.19)	4.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.03	0.02	0.02	(c)	0.01	0.02
Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A		N/A	0.02
Net investment income (loss) (l)	(0.02	)(a)	2.34	1.94	1.92	(c)	2.06	1.66
Portfolio turnover	2	(n)	1	0 (b)	1		2	1
Net assets at end of period (000 omitted)	$1,946		$2,062	$2,338	$2,266		$2,419	$2,948

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.61		$11.63	$10.96	$11.10		$11.80	$11.61

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.23	$0.19	$0.19	(c)	$0.21	$0.16
Net realized and unrealized gain (loss)	1.24		(0.53)	1.02	0.35		(0.28)	0.36
Total from investment operations	$1.22		$(0.30)	$1.21	$0.54		$(0.07)	$0.52

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.22)	$(0.28)		$(0.37)	$(0.19)
From net realized gain	—		(0.49)	(0.32)	(0.40)		(0.26)	(0.14)
Total distributions declared to shareholders	$—		$(0.72)	$(0.54)	$(0.68)		$(0.63)	$(0.33)
Net asset value, end of period (x)	$11.83		$10.61	$11.63	$10.96		$11.10	$11.80
Total return (%) (k)(r)(s)(x)	11.50	(n)	(2.92)	11.24	4.73	(c)	(0.49)	4.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.28	0.27	0.27	(c)	0.26	0.27
Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A		N/A	0.27
Net investment income (loss) (l)	(0.27	)(a)	2.05	1.63	1.66	(c)	1.80	1.36
Portfolio turnover	2	(n)	1	0 (b)	1		2	1
Net assets at end of period (000 omitted)	$450,135		$442,988	$552,579	$612,965		$691,195	$801,775

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(b)	Less than 0.5%.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices

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MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$452,144,719	$—	$—	$452,144,719

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally

11

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$10,086,518
Long-term capital gains	20,424,410
Total distributions	$30,510,928

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$395,580,351
Gross appreciation	58,976,121
Gross depreciation	(2,411,753)
Net unrealized appreciation (depreciation)	$56,564,368

As of 12/31/18

Undistributed ordinary income	10,552,629
Undistributed long-term capital gain	21,800,224
Net unrealized appreciation (depreciation)	9,814,503

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$49,715	$—	$92,819
Service Class	—	9,632,519	—	20,735,875
Total	$—	$9,682,234	$—	$20,828,694

12

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $2,939, which equated to 0.0013% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $42.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0039% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $533 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $7,019,345 and $49,995,265, respectively.

13

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	620	$6,960	4,750	$54,877
Service Class	136,850	1,566,764	368,488	4,244,692
	137,470	$1,573,724	373,238	$4,299,569

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	12,760	$142,534
Service Class	—	—	2,709,045	30,368,394
	—	$—	2,721,805	$30,510,928

Shares reacquired
Initial Class	(30,869)	$(333,552)	(24,024)	$(272,696)
Service Class	(3,852,814)	(43,605,754)	(8,825,257)	(100,765,902)
	(3,883,683)	$(43,939,306)	(8,849,281)	$(101,038,598)

Net change
Initial Class	(30,249)	$(326,592)	(6,514)	$(75,285)
Service Class	(3,715,964)	(42,038,990)	(5,747,724)	(66,152,816)
	(3,746,213)	$(42,365,582)	(5,754,238)	$(66,228,101)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $1,415 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$37,064,117	$102,752	$3,272,669	$(175,776)	$2,211,868	$35,930,292
MFS Global Real Estate Portfolio	8,774,121	15,944	1,400,240	252,227	1,247,849	8,889,901
MFS Government Securities Portfolio	46,065,959	133,528	3,370,428	(347,498)	2,502,808	44,984,369
MFS Growth Series	24,981,612	1,089,972	5,157,437	1,946,163	4,278,737	27,139,047
MFS High Yield Portfolio	22,389,339	13,936	2,019,639	(189,711)	2,313,863	22,507,788
MFS Inflation-Adjusted Bond Portfolio	45,562,924	64,674	3,770,395	5,148	2,945,175	44,807,526
MFS Institutional Money Market Portfolio	1,646,963	774,793	761,829	2	311	1,660,240
MFS International Growth Portfolio	8,656,994	191,843	1,321,506	79,492	1,437,530	9,044,353
MFS International Intrinsic Value Portfolio	8,708,429	159,476	1,296,864	440,750	994,045	9,005,836
MFS Limited Maturity Portfolio	54,697,894	178,113	2,860,193	3,105	1,888,010	53,906,929
MFS Mid Cap Growth Series	16,630,678	819,583	4,100,533	392,432	4,400,029	18,142,189
MFS Mid Cap Value Portfolio	16,618,320	752,897	2,508,659	(15,709)	3,291,303	18,138,152
MFS New Discovery Series	4,023,375	279,312	941,113	48,700	1,184,404	4,594,678
MFS New Discovery Value Portfolio	4,073,567	249,735	602,214	(42,241)	831,014	4,509,861
MFS Research International Portfolio	16,923,707	599,116	2,299,071	242,427	2,636,545	18,102,724
MFS Research Series	25,210,129	1,009,598	4,343,040	293,659	4,950,040	27,120,386
MFS Total Return Bond Series	77,896,999	84,190	6,804,354	(300,594)	5,688,201	76,564,442
MFS Value Series	25,181,234	1,274,676	3,926,910	618,871	3,948,135	27,096,006
	$445,106,361	$7,794,138	$50,757,094	$3,251,447	$46,749,867	$452,144,719

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio					$—	$—
MFS Global Real Estate Portfolio					—	—
MFS Government Securities Portfolio					—	—
MFS Growth Series					—	—
MFS High Yield Portfolio					—	—
MFS Inflation-Adjusted Bond Portfolio					—	—
MFS Institutional Money Market Portfolio					20,116	—
MFS International Growth Portfolio					—	—
MFS International Intrinsic Value Portfolio					—	—
MFS Limited Maturity Portfolio					—	—
MFS Mid Cap Growth Series					—	—
MFS Mid Cap Value Portfolio					—	—
MFS New Discovery Series					—	—
MFS New Discovery Value Portfolio					—	—
MFS Research International Portfolio					—	—
MFS Research Series					—	—
MFS Total Return Bond Series					—	—
MFS Value Series					—	—
					$20,116	$—

15

MFS Conservative Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® Global Real Estate Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VRE-SEM

MFS® Global Real Estate Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Global Real Estate Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Public Storage, Inc., REIT	4.4%
Link REIT	4.1%
Prologis, Inc., REIT	3.9%
AvalonBay Communities, Inc., REIT	3.2%
Mid-America Apartment Communities, Inc., REIT	3.0%
Welltower, Inc., REIT	3.0%
Goodman Group, REIT	3.0%
Alexandria Real Estate Equities, Inc., REIT	2.9%
Simon Property Group, Inc., REIT	2.6%
STORE Capital Corp., REIT	2.6%

GICS equity industries (g)
Real Estate	98.9%
Consumer Discretionary	0.3%

Issuer country weightings (x)
United States	53.8%
Japan	9.1%
Hong Kong	7.8%
United Kingdom	6.5%
Australia	4.9%
Singapore	3.7%
Belgium	3.2%
Germany	2.9%
Canada	2.5%
Other Countries	5.6%

Currency exposure weightings (y)
United States Dollar	53.8%
Japanese Yen	9.1%
Euro	8.5%
Hong Kong Dollar	7.8%
British Pound Sterling	6.5%
Australian Dollar	4.9%
Singapore Dollar	3.7%
Canadian Dollar	2.5%
Norwegian Krone	1.5%
Other Currencies	1.7%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

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MFS Global Real Estate Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.92%	$1,000.00	$1,180.15	$4.97
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$1,179.30	$6.32
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.2%
Airlines – 1.7%
Shurgard Self Storage S.A.	76,211	$2,755,774

Business Services – 2.0%
Equinix, Inc., REIT	6,612	$3,334,366

Construction – 10.1%
American Homes 4 Rent, “A”, REIT	142,908	$3,474,094
AvalonBay Communities, Inc., REIT	25,758	5,233,510
Daito Trust Construction Co., Ltd.	20,000	2,547,883
Mid-America Apartment Communities, Inc., REIT	42,225	4,972,416
Toll Brothers, Inc.	11,748	430,212

		$16,658,115

Real Estate – 84.0%
Advance Residence Investment Corp., REIT	1,132	$3,365,079
Alexandria Real Estate Equities, Inc., REIT	33,849	4,775,755
Ascendas India Trust, REIT	2,929,700	2,944,857
Atrium European Real Estate Ltd.	197,805	737,751
Big Yellow Group PLC, REIT	183,080	2,300,610
Boardwalk REIT	134,469	4,090,905
Boston Properties, Inc., REIT	28,650	3,695,850
Brixmor Property Group, Inc., REIT	177,971	3,182,122
Central Pattana PLC, “A”	333,300	815,114
Daiwa House Industry Co. Ltd.	84,400	2,458,845
Derwent London PLC, REIT	37,767	1,494,501
Entra ASA	158,060	2,427,288
Equity Lifestyle Properties, Inc., REIT	30,686	3,723,439
Farmland Partners, Inc., REIT	66,917	471,765
Fortune REIT	1,870,000	2,570,990
Goodman Group, REIT	462,220	4,877,258
Grainger PLC	495,085	1,544,168
Grand City Properties S.A.	102,371	2,339,762
Hang Lung Properties Ltd.	1,518,944	3,612,783
Industrial Logistics Properties Trust, REIT	73,637	1,533,122
Japan Logistics Fund, Inc., REIT	1,339	3,063,871
Kenedix Office Investment Corp., REIT	502	3,589,872
LEG Immobilien AG	20,945	2,362,603
Link REIT	545,764	6,707,035
LondonMetric Property PLC, REIT	682,221	1,828,075
Mapletree Logistics Trust, REIT	2,743,623	3,224,213
Medical Properties Trust, Inc., REIT	209,853	3,659,836
National Storage, REIT	2,641,688	3,245,545
Prologis Property Mexico S.A. de C.V., REIT	914,435	1,897,118
Prologis, Inc., REIT	80,811	6,472,961
Public Storage, Inc., REIT	30,508	7,266,090
Rexford Industrial Realty, Inc., REIT	50,859	2,053,178
RPT Realty, REIT	120,546	1,459,812
Shaftesbury PLC, REIT	254,232	2,595,809
Simon Property Group, Inc., REIT	27,078	4,325,981
STAG Industrial, Inc., REIT	95,128	2,876,671
STORE Capital Corp., REIT	127,220	4,222,432
Sun Communities, Inc., REIT	29,857	3,827,369
Unibail-Rodamco-Westfield, REIT	22,132	3,315,660

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Unite Group PLC, REIT	72,438	$896,468
Urban Edge Properties, REIT	179,751	3,115,085
VICI Properties, Inc., REIT	144,078	3,175,479
W.P. Carey, Inc., REIT	34,427	2,794,784
Warehouses De Pauw S.C.A.	15,052	2,533,114
Welltower, Inc., REIT	60,143	4,903,459

		$138,374,484

Telecommunications – Wireless – 1.4%
American Tower Corp., REIT	10,812	$2,210,513

Total Common Stocks (Identified Cost, $123,940,467)		$163,333,252

INVESTMENT COMPANIES (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $1,718,754)	1,718,728	$1,718,900

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(383,649)

NET ASSETS – 100.0%		$164,668,503

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,718,900 and $163,333,252, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

4

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $123,940,467)	$163,333,252
Investments in affiliated issuers, at value (identified cost, $1,718,754)	1,718,900
Cash	366,216
Foreign currency, at value (identified cost, $15,393)	15,421
Receivables for
Fund shares sold	11,711
Dividends	852,454
Other assets	704
Total assets	$166,298,658

Liabilities
Payables for
Investments purchased	$1,489,819
Fund shares reacquired	59,176
Payable to affiliates
Investment adviser	3,126
Administrative services fee	357
Shareholder servicing costs	39
Distribution and/or service fees	1,588
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	75,950
Total liabilities	$1,630,155
Net assets	$164,668,503

Net assets consist of
Paid-in capital	$118,651,493
Total distributable earnings (loss)	46,017,010
Net assets	$164,668,503
Shares of beneficial interest outstanding	10,139,303

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$106,368,949	6,880,451	$15.46
Service Class	58,299,554	3,258,852	17.89

See Notes to Financial Statements

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MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$3,352,480
Dividends from affiliated issuers	15,971
Other	10,877
Foreign taxes withheld	(152,518)
Total investment income	$3,226,810
Expenses
Management fee	$734,779
Distribution and/or service fees	71,762
Shareholder servicing costs	3,429
Administrative services fee	16,645
Independent Trustees’ compensation	3,010
Custodian fee	16,550
Shareholder communications	12,643
Audit and tax fees	27,863
Legal fees	779
Miscellaneous	14,407
Total expenses	$901,867
Reduction of expenses by investment adviser	(77,094)
Net expenses	$824,773
Net investment income (loss)	$2,402,037

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,951,006
Affiliated issuers	341
Foreign currency	7,891
Net realized gain (loss)	$1,959,238
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$22,521,415
Affiliated issuers	146
Translation of assets and liabilities in foreign currencies	2,056
Net unrealized gain (loss)	$22,523,617
Net realized and unrealized gain (loss)	$24,482,855
Change in net assets from operations	$26,884,892

See Notes to Financial Statements

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MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$2,402,037	$4,976,535
Net realized gain (loss)	1,959,238	1,499,569
Net unrealized gain (loss)	22,523,617	(11,199,132)
Change in net assets from operations	$26,884,892	$(4,723,028)
Total distributions to shareholders	$—	$(8,750,189)
Change in net assets from fund share transactions	$(15,619,657)	$(17,488,780)
Total change in net assets	$11,265,235	$(30,961,997)

Net assets
At beginning of period	153,403,268	184,365,265
At end of period	$164,668,503	$153,403,268

See Notes to Financial Statements

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MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$13.10		$14.27	$14.01	$13.55		$14.06	$12.43

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.42	$0.37	$0.37	(c)	$0.29	$0.26
Net realized and unrealized gain (loss)	2.14		(0.79)	1.42	0.74		(0.23)	1.68
Total from investment operations	$2.36		$(0.37)	$1.79	$1.11		$0.06	$1.94

Less distributions declared to shareholders
From net investment income	$—		$(0.58)	$(0.63)	$(0.39)		$(0.57)	$(0.31)
From net realized gain	—		(0.22)	(0.90)	(0.26)		—	—
Total distributions declared to shareholders	$—		$(0.80)	$(1.53)	$(0.65)		$(0.57)	$(0.31)
Net asset value, end of period (x)	$15.46		$13.10	$14.27	$14.01		$13.55	$14.06
Total return (%) (k)(r)(s)(x)	18.02	(n)	(3.03)	13.33	7.94	(c)	0.74	15.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.01	1.00	0.97	(c)	1.00	0.98
Expenses after expense reductions (f)	0.92	(a)	0.92	0.92	0.91	(c)	0.94	0.95
Net investment income (loss)	3.02	(a)	3.00	2.56	2.63	(c)	2.11	1.93
Portfolio turnover	16	(n)	24	24	30		40	25
Net assets at end of period (000 omitted)	$106,369		$99,826	$114,198	$115,023		$124,563	$143,090

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$15.17		$16.41	$15.89	$15.28		$15.77	$13.91

Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.44	$0.38	$0.38	(c)	$0.29	$0.25
Net realized and unrealized gain (loss)	2.48		(0.93)	1.62	0.83		(0.25)	1.88
Total from investment operations	$2.72		$(0.49)	$2.00	$1.21		$0.04	$2.13

Less distributions declared to shareholders
From net investment income	$—		$(0.53)	$(0.58)	$(0.34)		$(0.53)	$(0.27)
From net realized gain	—		(0.22)	(0.90)	(0.26)		—	—
Total distributions declared to shareholders	$—		$(0.75)	$(1.48)	$(0.60)		$(0.53)	$(0.27)
Net asset value, end of period (x)	$17.89		$15.17	$16.41	$15.89		$15.28	$15.77
Total return (%) (k)(r)(s)(x)	17.93	(n)	(3.33)	13.07	7.70	(c)	0.47	15.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.26	1.25	1.22	(c)	1.25	1.23
Expenses after expense reductions (f)	1.17	(a)	1.17	1.17	1.16	(c)	1.19	1.20
Net investment income (loss)	2.78	(a)	2.74	2.31	2.37	(c)	1.84	1.67
Portfolio turnover	16	(n)	24	24	30		40	25
Net assets at end of period (000 omitted)	$58,300		$53,577	$70,167	$75,253		$83,135	$99,204

See Notes to Financial Statements

8

MFS Global Real Estate Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Global Real Estate Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of

10

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$87,190,301	$—	$—	$87,190,301
Japan	15,025,550	—	—	15,025,550
Hong Kong	12,890,808	—	—	12,890,808
United Kingdom	10,659,631	—	—	10,659,631
Australia	8,122,803	—	—	8,122,803
Singapore	6,169,071	—	—	6,169,071
Belgium	5,288,887	—	—	5,288,887
Germany	4,702,365	—	—	4,702,365
Canada	4,090,905	—	—	4,090,905
Other Countries	8,377,817	815,114	—	9,192,931
Mutual Funds	1,718,900	—	—	1,718,900
Total	$164,237,038	$815,114	$—	$165,052,152

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

11

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$7,658,174
Long-term capital gains	1,092,015
Total distributions	$8,750,189

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$130,390,125
Gross appreciation	37,945,201
Gross depreciation	(3,283,174)
Net unrealized appreciation (depreciation)	$34,662,027

As of 12/31/18

Undistributed ordinary income	5,927,934
Undistributed long-term capital gain	1,065,566
Other temporary differences	(1,848)
Net unrealized appreciation (depreciation)	12,140,466

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$4,260,240	$—	$1,614,103
Service Class	—	2,035,835	—	840,011
Total	$—	$6,296,075	$—	$2,454,114

12

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $7,888, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this reduction amounted to $69,206, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $3,269, which equated to 0.0040% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $160.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0204% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $193 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

13

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $29,260. The sales transactions resulted in net realized gains (losses) of $(5,703).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $10,838, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $25,931,445 and $35,325,246, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	81,502	$1,164,772	638,619	$8,607,350
Service Class	134,263	2,357,438	302,157	4,766,175
	215,765	$3,522,210	940,776	$13,373,525

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	414,270	$5,874,343
Service Class	—	—	174,930	2,875,846
	—	$—	589,200	$8,750,189

Shares reacquired
Initial Class	(823,463)	$(12,132,465)	(1,431,815)	$(20,009,623)
Service Class	(406,309)	(7,009,402)	(1,221,838)	(19,602,871)
	(1,229,772)	$(19,141,867)	(2,653,653)	$(39,612,494)

Net change
Initial Class	(741,961)	$(10,967,693)	(378,926)	$(5,527,930)
Service Class	(272,046)	(4,651,964)	(744,751)	(11,960,850)
	(1,014,007)	$(15,619,657)	(1,123,677)	$(17,488,780)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 26%, 11%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $484 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,741,034	$14,678,657	$17,701,278	$341	$146	$1,718,900

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$15,971	$—

15

MFS Global Real Estate Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® Growth Allocation Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VGA-SEM

MFS® Growth Allocation Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Growth Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Growth Series	11.0%
MFS Value Series	11.0%
MFS Research Series	10.0%
MFS Mid Cap Value Portfolio	9.1%
MFS Mid Cap Growth Series	9.1%
MFS Research International Portfolio	9.0%
MFS International Growth Portfolio	5.0%
MFS International Intrinsic Value Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS Total Return Bond Series	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Real Estate Portfolio	4.9%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Limited Maturity Portfolio	1.9%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.03%	$1,000.00	$1,181.39	$0.16
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,180.28	$1.51
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Growth Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%
Bond Funds – 20.8%
MFS Global Governments Portfolio – Initial Class	1,307,143	$14,300,143
MFS High Yield Portfolio – Initial Class	3,080,590	17,867,425
MFS Inflation-Adjusted Bond Portfolio – Initial Class	1,639,396	17,754,656
MFS Limited Maturity Portfolio – Initial Class	674,464	7,054,895
MFS Total Return Bond Series – Initial Class	1,315,555	17,852,076

		$74,829,195

International Stock Funds – 20.0%
MFS Emerging Markets Equity Portfolio – Initial Class	214,334	$3,568,657
MFS International Growth Portfolio – Initial Class	1,195,274	18,048,639
MFS International Intrinsic Value Portfolio – Initial Class	612,441	17,938,405
MFS Research International Portfolio – Initial Class	1,969,669	32,499,536

		$72,055,237

Specialty Funds – 4.9%
MFS Global Real Estate Portfolio – Initial Class	1,145,571	$17,710,530

U.S. Stock Funds – 54.2%
MFS Growth Series – Initial Class	670,634	$39,661,307
MFS Mid Cap Growth Series – Initial Class	3,037,744	32,564,617
MFS Mid Cap Value Portfolio – Initial Class	3,660,381	32,577,393
MFS New Discovery Series – Initial Class	320,230	7,346,060
MFS New Discovery Value Portfolio – Initial Class	715,039	7,207,595
MFS Research Series – Initial Class	1,191,090	36,030,478
MFS Value Series – Initial Class	1,936,590	39,641,985

		$195,029,435

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.42% (v)	264,960	$264,987

Total Investment Companies (Identified Cost, $267,730,006)		$359,889,384

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(53,747)

NET ASSETS – 100.0%		$359,835,637

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $359,889,384.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in affiliated issuers, at value (identified cost, $267,730,006)	$359,889,384
Receivables for
Investments sold	236,743
Fund shares sold	11,455
Other assets	1,239
Total assets	$360,138,821

Liabilities
Payables for
Fund shares reacquired	$248,198
Payable to affiliates
Administrator	192
Shareholder servicing costs	31
Distribution and/or service fees	9,691
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	44,972
Total liabilities	$303,184
Net assets	$359,835,637

Net assets consist of
Paid-in capital	$225,294,678
Total distributable earnings (loss)	134,540,959
Net assets	$359,835,637
Shares of beneficial interest outstanding	28,625,022

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,938,407	313,232	$12.57
Service Class	355,897,230	28,311,790	12.57

See Notes to Financial Statements

5

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends from affiliated issuers	$3,287
Expenses
Distribution and/or service fees	$436,356
Shareholder servicing costs	2,499
Administrative services fee	8,679
Independent Trustees’ compensation	5,970
Custodian fee	3,168
Shareholder communications	6,480
Audit and tax fees	19,705
Legal fees	1,627
Miscellaneous	13,745
Total expenses	$498,229
Net investment income (loss)	$(494,942)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Affiliated issuers	$4,843,541
Change in unrealized appreciation or depreciation
Affiliated issuers	$54,151,865
Net realized and unrealized gain (loss)	$58,995,406
Change in net assets from operations	$58,500,464

See Notes to Financial Statements

6

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$(494,942)	$7,018,153
Net realized gain (loss)	4,843,541	32,678,338
Net unrealized gain (loss)	54,151,865	(57,580,295)
Change in net assets from operations	$58,500,464	$(17,883,804)
Total distributions to shareholders	$—	$(30,865,393)
Change in net assets from fund share transactions	$(32,754,812)	$(37,200,488)
Total change in net assets	$25,745,652	$(85,949,685)

Net assets
At beginning of period	334,089,985	420,039,670
At end of period	$359,835,637	$334,089,985

See Notes to Financial Statements

7

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.64		$12.21	$10.97	$11.27		$12.42	$12.19

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.26	$0.21	$0.20	(c)	$0.21	$0.16
Net realized and unrealized gain (loss)	1.93		(0.78)	1.91	0.62		(0.19)	0.50
Total from investment operations	$1.93		$(0.52)	$2.12	$0.82		$0.02	$0.66

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.23)	$(0.32)		$(0.58)	$(0.21)
From net realized gain	—		(0.82)	(0.65)	(0.80)		(0.59)	(0.22)
Total distributions declared to shareholders	$—		$(1.05)	$(0.88)	$(1.12)		$(1.17)	$(0.43)
Net asset value, end of period (x)	$12.57		$10.64	$12.21	$10.97		$11.27	$12.42
Total return (%) (k)(r)(s)(x)	18.14	(n)	(5.20)	19.86	7.15	(c)	0.53	5.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.03	0.03	0.03	(c)	0.02	0.03
Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A		N/A	0.03
Net investment income (loss) (l)	(0.03	)(a)	2.13	1.75	1.81	(c)	1.75	1.29
Portfolio turnover	0	(b)(n)	2	2	1		1	1
Net assets at end of period (000 omitted)	$3,938		$3,770	$4,116	$3,140		$2,908	$2,939

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.65		$12.22	$10.98	$11.27		$12.41	$12.19

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.22	$0.17	$0.17	(c)	$0.17	$0.12
Net realized and unrealized gain (loss)	1.94		(0.77)	1.92	0.63		(0.18)	0.50
Total from investment operations	$1.92		$(0.55)	$2.09	$0.80		$(0.01)	$0.62

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.20)	$(0.29)		$(0.54)	$(0.18)
From net realized gain	—		(0.82)	(0.65)	(0.80)		(0.59)	(0.22)
Total distributions declared to shareholders	$—		$(1.02)	$(0.85)	$(1.09)		$(1.13)	$(0.40)
Net asset value, end of period (x)	$12.57		$10.65	$12.22	$10.98		$11.27	$12.41
Total return (%) (k)(r)(s)(x)	18.03	(n)	(5.46)	19.51	6.94	(c)	0.30	5.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.28	0.28	0.28	(c)	0.27	0.28
Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A		N/A	0.28
Net investment income (loss) (l)	(0.28	)(a)	1.80	1.40	1.50	(c)	1.40	1.00
Portfolio turnover	0	(b)(n)	2	2	1		1	1
Net assets at end of period (000 omitted)	$355,897		$330,320	$415,923	$420,657		$468,237	$538,164

See Notes to Financial Statements

8

MFS Growth Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(b)	Less than 0.5%.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Growth Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices

10

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$359,889,384	$—	$—	$359,889,384

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally

11

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$6,786,173
Long-term capital gains	24,079,220
Total distributions	$30,865,393

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$269,377,062
Gross appreciation	90,856,704
Gross depreciation	(344,382)
Net unrealized appreciation (depreciation)	$90,512,322

As of 12/31/18

Undistributed ordinary income	7,017,005
Undistributed long-term capital gain	32,663,033
Net unrealized appreciation (depreciation)	36,360,457

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$77,625	$—	$274,764
Service Class	—	5,898,467	—	24,614,537
Total	$—	$5,976,092	$—	$24,889,301

12

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $2,450, which equated to 0.0014% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $49.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0049% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $417 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $910,553 and $34,153,587, respectively.

13

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	8,123	$96,732	13,965	$169,132
Service Class	87,554	1,028,006	658,752	7,641,180
	95,677	$1,124,738	672,717	$7,810,312

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	29,489	$352,389
Service Class	—	—	2,549,123	30,513,004
	—	$—	2,578,612	$30,865,393

Shares reacquired
Initial Class	(49,291)	$(599,866)	(26,098)	$(312,340)
Service Class	(2,793,869)	(33,279,684)	(6,219,141)	(75,563,853)
	(2,843,160)	$(33,879,550)	(6,245,239)	$(75,876,193)

Net change
Initial Class	(41,168)	$(503,134)	17,356	$209,181
Service Class	(2,706,315)	(32,251,678)	(3,011,266)	(37,409,669)
	(2,747,483)	$(32,754,812)	(2,993,910)	$(37,200,488)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $1,055 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Portfolio	$3,390,469	$8,641	$256,512	$23,027	$403,032	$3,568,657
MFS Global Governments Portfolio	13,919,268	198,972	615,099	(30,709)	827,711	14,300,143
MFS Global Real Estate Portfolio	16,711,826	17,103	1,936,660	389,328	2,528,933	17,710,530
MFS Growth Series	36,489,353	13,944	5,823,837	2,381,613	6,600,234	39,661,307
MFS High Yield Portfolio	16,913,547	87,436	776,338	(67,194)	1,709,974	17,867,425
MFS Inflation-Adjusted Bond Portfolio	17,142,907	216,728	745,189	6,321	1,133,889	17,754,656
MFS Institutional Money Market Portfolio	265,700	605,544	606,296	(5)	44	264,987
MFS International Growth Portfolio	16,866,121	8,781	1,795,041	34,265	2,934,513	18,048,639
MFS International Intrinsic Value Portfolio	16,832,584	33,018	1,735,115	683,830	2,124,088	17,938,405
MFS Limited Maturity Portfolio	6,862,313	98,665	151,061	1,340	243,638	7,054,895
MFS Mid Cap Growth Series	29,834,478	14	5,740,516	384,247	8,086,394	32,564,617
MFS Mid Cap Value Portfolio	29,499,667	7,218	2,682,555	(51,084)	5,804,147	32,577,393
MFS New Discovery Series	6,538,988	4,081	1,142,355	53,943	1,891,403	7,346,060
MFS New Discovery Value Portfolio	6,517,153	19,576	562,001	(41,204)	1,274,071	7,207,595
MFS Research International Portfolio	29,974,372	5,599	2,552,283	213,945	4,857,903	32,499,536
MFS Research Series	33,003,221	946	3,812,550	228,530	6,610,331	36,030,478
MFS Total Return Bond Series	17,243,017	157,327	786,840	(38,237)	1,276,809	17,852,076
MFS Value Series	36,132,780	32,504	3,039,635	671,585	5,844,751	39,641,985
	$334,137,764	$1,516,097	$34,759,883	$4,843,541	$54,151,865	$359,889,384

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Portfolio					$—	$—
MFS Global Governments Portfolio					—	—
MFS Global Real Estate Portfolio					—	—
MFS Growth Series					—	—
MFS High Yield Portfolio					—	—
MFS Inflation-Adjusted Bond Portfolio					—	—
MFS Institutional Money Market Portfolio					3,287	—
MFS International Growth Portfolio					—	—
MFS International Intrinsic Value Portfolio					—	—
MFS Limited Maturity Portfolio					—	—
MFS Mid Cap Growth Series					—	—
MFS Mid Cap Value Portfolio					—	—
MFS New Discovery Series					—	—
MFS New Discovery Value Portfolio					—	—
MFS Research International Portfolio					—	—
MFS Research Series					—	—
MFS Total Return Bond Series					—	—
MFS Value Series					—	—
					$3,287	$—

15

MFS Growth Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® Inflation-Adjusted Bond Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VIA-SEM

MFS® Inflation-Adjusted Bond Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	46.2%
U.S. Treasury Securities	45.8%
Collateralized Debt Obligations	1.7%
Emerging Markets Bonds	0.6%
Investment Grade Corporates	0.3%
Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	6.7%
AA	29.0%
A	3.0%
BBB	7.5%
B	0.6%
U.S. Government	45.8%
Federal Agencies (o)	0.0%
Not Rated	2.0%
Cash & Cash Equivalents	5.5%
Other	(0.1)%

Portfolio facts (i)
Average Duration (d)	9.3
Average Effective Maturity (m)	14.8 yrs.

Issuer country weightings (i)(x)
United States	53.2%
United Kingdom	24.7%
Spain	6.6%
Australia	3.2%
Japan	3.0%
New Zealand	2.7%
Canada	2.2%
Portugal	1.6%
Italy	0.9%
Other Countries	1.9%

Currency exposure weightings (i)(y)
United States Dollar	44.1%
British Pound Sterling	28.7%
Euro	18.9%
Japanese Yen	5.6%
Canadian Dollar	2.0%
Norwegian Krone	1.0%
Swedish Krona	0.4%
Danish Krone	0.2%
Australian Dollar	(0.9)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

MFS Inflation-Adjusted Bond Portfolio

Portfolio Composition – continued

(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

MFS Inflation-Adjusted Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period, January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.56%	$1,000.00	$1,067.00	$2.87
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81
Service Class	Actual	0.81%	$1,000.00	$1,065.80	$4.15
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 94.2%
Asset-Backed & Securitized – 1.7%
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.616% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		$725,000	$718,460
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.996% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		854,664	848,213
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.091% (LIBOR - 3mo. +
1.5%), 4/19/2030 (n)		901,666	893,150
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.796% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		764,124	760,769
TICP CLO Ltd., FLR, 3.431% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)		1,283,440	1,274,984

			$4,495,576

Conglomerates – 0.0%
United Technologies Corp., 3.95%, 8/16/2025		$82,000	$88,429

Emerging Market Sovereign – 0.6%
Hellenic Republic, 3.875%, 3/12/2029	EUR	1,250,000	$1,593,860

International Market Sovereign – 46.0%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	2,389,145	$2,001,483
Commonwealth of Australia, Inflation Linked Bond, 0.75%, 11/21/2027		1,242,000	928,871
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030		3,460,032	3,100,193
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035		1,339,560	1,212,586
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		1,553,240	1,294,576
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	255,506	255,082
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031		937,598	1,048,415
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		3,228,623	3,581,650
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041		991,707	1,020,848
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	823,105,800	7,919,398
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	6,867,200	5,793,563
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		1,688,480	1,425,615
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027	EUR	5,340,211	6,751,451
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		4,174,855	5,546,880
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (z)		3,956,606	5,108,473

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	8,476,650	$1,429,330
Republic of France, Inflation Linked Bond, 3.4%, 7/25/2029	EUR	331,339	550,288
Republic of France, Inflation Linked Bond, 3.15%, 7/25/2032		192,781	338,659
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2036 (z)		205,856	262,405
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		534,753	694,939
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		1,876,034	2,377,920
Republic of Portugal, 4.1%, 4/15/2037		1,650,000	2,809,798
Republic of Portugal, 4.1%, 2/15/2045		850,000	1,533,308
United Kingdom Treasury, 4.75%, 12/07/2030	GBP	2,521,000	4,522,761
United Kingdom Treasury, 4.25%, 3/07/2036		2,591,000	4,768,563
United Kingdom Treasury, 3.25%, 1/22/2044		250,000	433,801
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		2,612,347	5,037,034
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		1,719,732	3,846,394
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		1,011,764	2,234,397
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		2,053,795	4,401,102
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,614,187	3,637,005
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		1,741,636	3,625,888
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,375,091	2,945,285
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		1,793,559	4,499,996
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,549,046	3,861,544
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,363,306	3,331,025
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		1,408,012	4,580,728
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056		435,212	1,112,524
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,216,382	3,160,716
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,300,282	3,871,390
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		708,230	2,116,732
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,223,441	3,860,717

			$122,833,333

5

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – 0.0%
Freddie Mac, 3.5%, 5/25/2029	$80,000	$83,760

Restaurants – 0.3%
Starbucks Corp., 3.8%, 8/15/2025	$658,000	$702,241

U.S. Treasury Inflation Protected Securities – 45.6%
U.S. Treasury Bonds, 0.375%, 7/15/2023	$1,733,900	$1,747,869
U.S. Treasury Bonds, 0.625%, 1/15/2024	3,539,751	3,601,381
U.S. Treasury Bonds, 0.25%, 1/15/2025	5,326,677	5,332,513
U.S. Treasury Bonds, 2.375%, 1/15/2025	3,623,840	4,049,113
U.S. Treasury Bonds, 0.625%, 1/15/2026	2,043,431	2,092,494
U.S. Treasury Bonds, 2%, 1/15/2026	2,998,681	3,336,265
U.S. Treasury Bonds, 0.375%, 1/15/2027	9,102,258	9,164,417
U.S. Treasury Bonds, 2.375%, 1/15/2027	7,670,301	8,859,381
U.S. Treasury Bonds, 1.75%, 1/15/2028	6,523,597	7,312,319
U.S. Treasury Bonds, 3.625%, 4/15/2028	7,688,231	9,867,294
U.S. Treasury Bonds, 2.5%, 1/15/2029	2,435,272	2,929,404
U.S. Treasury Bonds, 3.875%, 4/15/2029	3,954,623	5,293,050
U.S. Treasury Bonds, 3.375%, 4/15/2032	349,849	479,185
U.S. Treasury Bonds, 2.125%, 2/15/2040	3,561,178	4,556,390
U.S. Treasury Bonds, 2.125%, 2/15/2041	1,805,241	2,325,277
U.S. Treasury Bonds, 0.75%, 2/15/2042	7,969,734	7,999,230
U.S. Treasury Bonds, 0.625%, 2/15/2043	2,984,404	2,893,091
U.S. Treasury Bonds, 1.375%, 2/15/2044	2,396,927	2,720,024

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 0.75%, 2/15/2045	$439,510	$434,750
U.S. Treasury Notes, 0.125%, 4/15/2021	982,267	973,136
U.S. Treasury Notes, 0.625%, 7/15/2021	2,713,255	2,729,966
U.S. Treasury Notes, 0.125%, 1/15/2022	5,132,752	5,100,485
U.S. Treasury Notes, 0.125%, 7/15/2022	2,076,945	2,070,664
U.S. Treasury Notes, 0.125%, 1/15/2023	4,996,433	4,968,147
U.S. Treasury Notes, 0.125%, 7/15/2024	4,117,694	4,110,509
U.S. Treasury Notes, 0.375%, 7/15/2025	3,758,704	3,799,733
U.S. Treasury Notes, 0.125%, 7/15/2026	4,027,764	4,000,248
U.S. Treasury Notes, 0.375%, 7/15/2027	3,134,040	3,162,934
U.S. Treasury Notes, 0.5%, 1/15/2028	5,584,094	5,674,913

		$121,584,182

Total Bonds (Identified Cost, $231,833,946)		$251,381,381

INVESTMENT COMPANIES (h) – 4.6%
Money Market Funds – 4.6%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $12,199,711)	12,199,732	$12,200,952

OTHER ASSETS, LESS LIABILITIES – 1.2%		3,146,904

NET ASSETS – 100.0%		$266,729,237

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $12,200,952 and $251,381,381, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,495,576, representing 1.7% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value

Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033	3/7/19-6/10/19	$4,803,706	$5,108,473

Republic of France, Inflation Linked Bond, 0.1%, 7/25/2036	6/25/18	261,064	262,405

Total Restricted Securities			$5,370,878

% of Net assets			2.0%

6

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

Derivative Contracts at 6/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	3,724,000	USD	2,770,509	Brown Brothers Harriman	7/12/2019	$73,914
CAD	1,821,129	USD	1,374,075	Merrill Lynch International	7/12/2019	16,919
CAD	4,813,048	USD	3,624,983	Morgan Stanley Capital Services, Inc.	7/12/2019	51,264
CAD	1,783,000	USD	1,329,859	UBS AG	7/12/2019	32,012
DKK	4,148,185	USD	632,102	Citibank N.A.	7/12/2019	404
EUR	6,508,851	USD	7,392,392	Barclays Bank PLC	7/12/2019	15,069
EUR	2,252,073	USD	2,538,822	Brown Brothers Harriman	7/12/2019	24,170
EUR	1,145,000	USD	1,291,845	Citibank N.A.	7/12/2019	11,234
EUR	7,732,186	USD	8,745,695	Deutsche Bank AG	7/12/2019	53,994
EUR	4,789,543	USD	5,432,801	Goldman Sachs International	7/12/2019	17,985
EUR	597,124	USD	673,980	HSBC Bank	7/12/2019	5,583
EUR	1,192,000	USD	1,354,594	Merrill Lynch International	7/12/2019	1,974
EUR	1,515,004	USD	1,724,015	State Street Bank Corp.	7/12/2019	150
EUR	2,193,092	USD	2,482,137	UBS AG	7/12/2019	13,732
GBP	1,017,206	USD	1,289,375	NatWest Markets PLC	7/12/2019	3,086
JPY	289,189,000	USD	2,659,552	JPMorgan Chase Bank N.A.	7/12/2019	24,875
JPY	468,935,014	USD	4,267,280	State Street Bank Corp.	7/12/2019	85,657
NZD	1,984,000	USD	1,318,441	Citibank N.A.	7/12/2019	14,720
NZD	3,933,000	USD	2,606,191	Morgan Stanley Capital Services, Inc.	7/12/2019	36,614
NZD	1,353,585	USD	895,851	State Street Bank Corp.	7/12/2019	13,699
USD	1,310,592	AUD	1,859,000	JPMorgan Chase Bank N.A.	7/10/2019	5,119
USD	9,541,226	AUD	13,323,345	JPMorgan Chase Bank N.A.	7/12/2019	184,308
USD	911,557	AUD	1,289,736	State Street Bank Corp.	7/12/2019	5,781
USD	553,005	GBP	422,890	Citibank N.A.	7/12/2019	15,681
USD	662,669	GBP	510,000	HSBC Bank	7/12/2019	14,664
USD	618,204	GBP	486,000	NatWest Markets PLC	7/12/2019	693
USD	1,326,304	GBP	1,025,000	State Street Bank Corp.	7/12/2019	23,940
USD	9,362,244	NZD	13,852,950	State Street Bank Corp.	7/12/2019	53,666

						$800,907

Liability Derivatives
AUD	3,768,000	USD	2,706,072	Citibank N.A.	7/12/2019	$(59,825)
AUD	3,605,175	USD	2,590,415	Deutsche Bank AG	7/12/2019	(58,519)
AUD	1,877,000	USD	1,348,240	NatWest Markets PLC	7/12/2019	(30,032)
AUD	1,443,000	USD	1,037,305	UBS AG	7/12/2019	(23,893)
EUR	1,355,234	USD	1,542,775	Goldman Sachs International	7/12/2019	(438)

7

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
GBP	9,690,657	USD	12,729,276	Barclays Bank PLC	7/12/2019	$(416,336)
NOK	11,411,000	USD	1,347,929	Merrill Lynch International	7/12/2019	(9,800)
NOK	33,864,000	USD	3,984,308	State Street Bank Corp.	7/12/2019	(13,192)
SEK	32,492,693	USD	3,541,334	JPMorgan Chase Bank N.A.	7/12/2019	(39,610)
USD	1,332,861	AUD	1,924,000	Brown Brothers Harriman	7/12/2019	(18,355)
USD	5,509,302	AUD	7,938,000	State Street Bank Corp.	7/12/2019	(65,515)
USD	8,268,874	CAD	10,991,649	Deutsche Bank AG	7/12/2019	(126,640)
USD	1,321,131	CAD	1,773,000	JPMorgan Chase Bank N.A.	7/12/2019	(33,102)
USD	2,905,752	EUR	2,590,000	Credit Suisse Group	7/12/2019	(41,823)
USD	1,199,074	EUR	1,053,706	JPMorgan Chase Bank N.A.	7/12/2019	(105)
USD	1,560,353	EUR	1,387,403	Merrill Lynch International	7/12/2019	(18,595)
USD	1,209,789	EUR	1,074,716	Morgan Stanley Capital Services, Inc.	7/12/2019	(13,303)
USD	1,606,500	EUR	1,429,051	NatWest Markets PLC	7/12/2019	(19,845)
USD	2,011,590	EUR	1,790,060	State Street Bank Corp.	7/12/2019	(25,605)
USD	2,670,260	NOK	23,350,000	Citibank N.A.	7/12/2019	(67,915)
USD	80,039	NZD	121,000	Deutsche Bank AG	7/12/2019	(1,268)
USD	1,326,849	NZD	2,040,000	Goldman Sachs International	7/12/2019	(43,942)
USD	1,320,909	NZD	2,003,752	State Street Bank Corp.	7/12/2019	(25,525)
USD	2,646,448	SEK	24,675,000	Citibank N.A.	7/12/2019	(12,766)
USD	1,315,741	SEK	12,476,000	Deutsche Bank AG	7/12/2019	(28,792)

						$(1,194,741)

At June 30, 2019, the fund had liquid securities with an aggregate value of $270,315 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

8

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $231,833,946)	$251,381,381
Investments in affiliated issuers, at value (identified cost, $12,199,711)	12,200,952
Cash	6
Receivables for
Forward foreign currency exchange contracts	800,907
Investments sold	3,172,088
Interest	843,144
Other assets	1,068
Total assets	$268,399,546

Liabilities
Payables for
Forward foreign currency exchange contracts	$1,194,741
Investments purchased	295,921
Fund shares reacquired	90,731
Payable to affiliates
Investment adviser	14,357
Administrative services fee	508
Shareholder servicing costs	23
Distribution and/or service fees	3,604
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	70,324
Total liabilities	$1,670,309
Net assets	$266,729,237

Net assets consist of
Paid-in capital	$243,222,279
Total distributable earnings (loss)	23,506,958
Net assets	$266,729,237
Shares of beneficial interest outstanding	24,789,875

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$135,360,330	12,499,374	$10.83
Service Class	131,368,907	12,290,501	10.69

See Notes to Financial Statements

9

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Interest	$2,422,772
Dividends from affiliated issuers	109,162
Other	60
Total investment income	$2,531,994
Expenses
Management fee	$659,019
Distribution and/or service fees	162,941
Shareholder servicing costs	1,894
Administrative services fee	23,698
Independent Trustees’ compensation	5,890
Custodian fee	13,719
Shareholder communications	9,847
Audit and tax fees	21,774
Legal fees	1,276
Miscellaneous	18,361
Total expenses	$918,419
Reduction of expenses by investment adviser	(12,746)
Net expenses	$905,673
Net investment income (loss)	$1,626,321

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,179,039
Affiliated issuers	(1,113)
Forward foreign currency exchange contracts	(758,164)
Foreign currency	(113,970)
Net realized gain (loss)	$305,792
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$14,801,515
Affiliated issuers	1,241
Forward foreign currency exchange contracts	305,385
Translation of assets and liabilities in foreign currencies	2,933
Net unrealized gain (loss)	$15,111,074
Net realized and unrealized gain (loss)	$15,416,866
Change in net assets from operations	$17,043,187

See Notes to Financial Statements

10

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$1,626,321	$4,999,098
Net realized gain (loss)	305,792	2,052,579
Net unrealized gain (loss)	15,111,074	(21,024,132)
Change in net assets from operations	$17,043,187	$(13,972,455)
Total distributions to shareholders	$—	$(4,685,058)
Change in net assets from fund share transactions	$(16,590,754)	$(42,912,583)
Total change in net assets	$452,433	$(61,570,096)

Net assets
At beginning of period	266,276,804	327,846,900
At end of period	$266,729,237	$266,276,804

See Notes to Financial Statements

11

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.15		$10.81	$9.98	$9.73		$10.32	$10.04

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.19	$0.13	$0.07	(c)	$(0.01)	$0.08
Net realized and unrealized gain (loss)	0.61		(0.67)	0.70	0.18		(0.51)	0.29
Total from investment operations	$0.68		$(0.48)	$0.83	$0.25		$(0.52)	$0.37

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$—	$—		$(0.07)	$(0.09)
Net asset value, end of period (x)	$10.83		$10.15	$10.81	$9.98		$9.73	$10.32
Total return (%) (k)(r)(s)(x)	6.70	(n)	(4.47)	8.32	2.57	(c)	(5.04)	3.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.57	0.56	0.55	(c)	0.56	0.55
Expenses after expense reductions (f)	0.56	(a)	0.56	0.55	0.54	(c)	0.55	0.54
Net investment income (loss)	1.36	(a)	1.78	1.28	0.65	(c)	(0.11)	0.72
Portfolio turnover	32	(n)	63	40	47		44	24
Net assets at end of period (000 omitted)	$135,360		$134,599	$162,429	$168,857		$184,691	$214,183

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.03		$10.68	$9.89	$9.66		$10.24	$9.96

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.16	$0.11	$0.04	(c)	$(0.04)	$0.05
Net realized and unrealized gain (loss)	0.60		(0.66)	0.68	0.19		(0.50)	0.29
Total from investment operations	$0.66		$(0.50)	$0.79	$0.23		$(0.54)	$0.34

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$—	$—		$(0.04)	$(0.06)
Net asset value, end of period (x)	$10.69		$10.03	$10.68	$9.89		$9.66	$10.24
Total return (%) (k)(r)(s)(x)	6.58	(n)	(4.70)	7.99	2.38	(c)	(5.27)	3.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.81	0.80	(c)	0.81	0.80
Expenses after expense reductions (f)	0.81	(a)	0.81	0.80	0.79	(c)	0.80	0.79
Net investment income (loss)	1.10	(a)	1.54	1.03	0.40	(c)	(0.37)	0.46
Portfolio turnover	32	(n)	63	40	47		44	24
Net assets at end of period (000 omitted)	$131,369		$131,678	$165,418	$169,077		$176,909	$217,249

See Notes to Financial Statements

12

MFS Inflation-Adjusted Bond Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

13

MFS Inflation-Adjusted Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

14

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	$—	$121,584,182	$—	$121,584,182
Non-U.S. Sovereign Debt	—	124,427,193	—	124,427,193
U.S. Corporate Bonds	—	790,670	—	790,670
Residential Mortgage-Backed Securities	—	83,760	—	83,760
Asset-Backed Securities (including CDOs)	—	4,495,576	—	4,495,576
Mutual Funds	12,200,952	—	—	12,200,952
Total	$12,200,952	$251,381,381	$—	$263,582,333

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$800,907	$—	$800,907
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,194,741)	—	(1,194,741)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives –The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$800,907	$(1,194,741)

15

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(758,164)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$305,385

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

16

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$4,685,058

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$244,800,466
Gross appreciation	19,205,205
Gross depreciation	(423,338)
Net unrealized appreciation (depreciation)	$18,781,867

As of 12/31/18

Undistributed ordinary income	4,024,081
Capital loss carryforwards	(1,543,720)
Other temporary differences	(3,554)
Net unrealized appreciation (depreciation)	3,986,964

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,543,720)

17

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$2,528,387
Service Class	—	2,156,671
Total	$—	$4,685,058

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $12,746, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $1,831, which equated to 0.0014% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $63.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $316 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

18

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$34,242,285	$34,234,020
Non-U.S. Government securities	$48,135,273	$77,313,815

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	37,287	$386,805	65,473	$692,556
Service Class	446,971	4,663,972	856,820	8,882,666
	484,258	$5,050,777	922,293	$9,575,222
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	244,999	$2,528,387
Service Class	—	—	211,231	2,156,671
	—	$—	456,230	$4,685,058
Shares reacquired
Initial Class	(796,393)	$(8,365,446)	(2,077,892)	$(21,819,363)
Service Class	(1,282,042)	(13,276,085)	(3,429,568)	(35,353,500)
	(2,078,435)	$(21,641,531)	(5,507,460)	$(57,172,863)
Net change
Initial Class	(759,106)	$(7,978,641)	(1,767,420)	$(18,598,420)
Service Class	(835,071)	(8,612,113)	(2,361,517)	(24,314,163)
	(1,594,177)	$(16,590,754)	(4,128,937)	$(42,912,583)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 27%, 17%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $869 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$950,035	$62,809,375	$51,558,586	$(1,113)	$1,241	$12,200,952

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$109,162	$—

19

MFS Inflation-Adjusted Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

20

Semiannual Report

June 30, 2019

MFS® Limited Maturity Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VLT-SEM

MFS® Limited Maturity Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Limited Maturity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	49.3%
U.S. Treasury Securities	18.9%
Asset-Backed Securities	11.7%
Collateralized Debt Obligations	9.7%
Commercial Mortgage-Backed Securities	8.9%
Emerging Markets Bonds	2.7%
Non-U.S. Government Bonds	1.7%
Residential Mortgage-Backed Securities	1.6%
Municipal Bonds	0.8%
Mortgage-Backed Securities	0.8%
U.S. Government Agencies	0.4%

Composition including fixed income credit quality (a)(i)
AAA	11.0%
AA	15.4%
A	23.9%
BBB	31.5%
U.S. Government	12.0%
Federal Agencies	1.1%
Not Rated	11.6%
Cash & Cash Equivalents	0.4%
Other	(6.9)%

Portfolio facts (i)
Average Duration (d)	1.8
Average Effective Maturity (m)	2.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS Limited Maturity Portfolio

Portfolio Composition – continued

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.45%	$1,000.00	$1,035.64	$2.27
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
Service Class	Actual	0.70%	$1,000.00	$1,034.69	$3.53
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Limited Maturity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.9%
Asset-Backed & Securitized – 31.8%
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 3.951% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	$3,511,841	$3,459,450
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.496% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,900,315	1,896,484
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,837,000	1,854,414
Arbor Realty CLO Ltd., 2019-FL1, “A”, FLR, 3.543% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,210,000	2,215,510
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.93% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,721,209
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	2,900,000	2,970,122
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 4.191% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,690,467
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.491% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	716,195
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.944% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,605,087	1,606,825
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.494% (LIBOR -1mo. + 1.1%), 9/15/2035 (n)	1,736,000	1,726,238
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.744% (LIBOR -1mo. + 1.35%), 3/15/2036 (n)	1,247,481	1,249,040
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 3.894% (LIBOR -1mo. + 1.5%), 3/15/2036 (n)	1,727,281	1,727,281
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.938%, 12/15/2051 (i)(z)	22,173,335	1,348,010
BSPRT Ltd., 2018-FL4, FLR, 4.494% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	2,076,000	2,081,212
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	1,920,742	1,941,331
BXMT Ltd., 2017-FL1 “A”, FLR, 3.264% (LIBOR - 1mo. + 0.87%), 6/15/2035 (n)	1,525,500	1,526,427
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	2,927,000	2,975,451
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.469%, 5/10/2050 (i)	17,555,301	1,318,279
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.544% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)	119,610	119,699
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	1,200,000	1,206,432

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	$536,000	$538,694
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	869,000	871,298
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	741,000	741,476
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	994,000	994,735
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	479,063	478,823
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	1,340,000	1,341,638
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	428,298	428,038
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	2,607,000	2,620,204
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.816% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,579,418	2,579,490
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	692,000	690,597
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,843,000	1,886,611
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	868,000	866,260
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	1,032,000	1,038,211
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	990,611	991,068
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	1,333,133	1,334,091
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	803,000	815,402
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	95,276	95,176
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 4.094% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,927,000	1,930,051
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	1,852,978	1,854,078
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	2,340,000	2,371,055
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,520,000	2,512,563
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.754% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	2,596,500	2,596,495
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	721,047	721,622
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,228,000	1,244,043
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	945,000	957,455

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Grand Avenue CRE Ltd., 2019-FL1, “A”, 3.445%, 6/15/2037 (n)	$1,512,500	$1,515,336
Granite Point Mortgage Trust, Inc., FLR, 3.283% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	1,741,801	1,741,801
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.191%, 5/10/2050 (i)	15,816,836	1,101,649
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.28%, 8/10/2050 (i)	15,781,503	1,132,596
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	232,836	232,699
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	1,106,000	1,119,864
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	635,000	642,808
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 3.344% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,366,000	1,350,033
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.244% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	2,677,961	2,660,104
JPMorgan Chase Commercial Mortgage Securities Corp., 1.225%, 9/15/2050 (i)	15,104,958	963,307
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 4.394% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,355,500	1,358,889
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.894% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,230,562
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.944% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	745,681
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.764% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	2,200,500	2,203,268
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.996% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,854,111	1,840,116
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,646,843	1,637,416
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.091% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,752,760
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.8% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,532,090
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 5.046% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,309,265	2,310,477
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.588%, 5/15/2050 (i)	17,306,264	1,273,691
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.6%, 6/15/2050 (i)	7,807,756	609,367

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.036%, 12/15/2051 (i)	$18,085,479	$1,200,279
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.401% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	3,468,000	3,464,858
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	1,392,000	1,393,093
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (z)	1,035,000	1,034,999
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “C”, FLR, 3.363% (LIBOR - 1mo. + 0.95%), 5/28/2024 (n)	432,000	432,108
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “B”, FLR, 3.204% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	347,000	347,542
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “C”, FLR, 3.454% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	391,000	391,904
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 4.191% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	2,056,577	1,989,164
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	1,378,000	1,378,516
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,038,000	1,043,916
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.141% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	1,752,000	1,748,985
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	2,089,000	2,084,910
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,543,093	1,544,511
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 3.061% (LIBOR - 1mo. + 0.65%), 11/10/2020 (n)	242,224	242,270
PFS Financing Corp., 2017-C, “A”, FLR, 2.864% (LIBOR - 1mo. + 0.47%), 10/15/2021 (n)	908,000	907,792
Santander Drive Auto Receivable Trust, 2019-2, “B”, 2.79%, 1/16/2024	1,474,000	1,485,868
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,109,000	1,110,569
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,790,000	1,792,665
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	1,288,000	1,288,553
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 4.496% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	900,571
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 4.241% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	698,065
Shelter Growth CRE, 2018-FL1, “A”, FLR, 3.394% (LIBOR - 1mo. + 1%), 1/15/2035 (n)	461,649	462,073

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Shelter Growth CRE, 2019-FL2, “A”, FLR, 3.494% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	$2,828,500	$2,825,199
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	325,447	324,769
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.564% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	2,055,201	2,053,097
Student Loan Consolidation Center, “A”, FLR, 3.624% (LIBOR - 1mo. + 1.22%), 10/25/2027 (n)	375,405	377,077
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.791% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,743,000	1,742,937
TICP Ltd., CLO, 2018-3R, “B”, FLR, 3.941% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	865,041
TICP Ltd., CLO, 2018-3R, “C”, FLR, 4.391% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,488,516
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 3.844% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	2,192,500	2,195,268
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	1,680,153	1,678,323
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.161%, 11/15/2050 (i)	12,026,170	735,190
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.182%, 12/15/2051 (i)	9,139,904	693,307
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	1,230,000	1,232,353
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	116,562	116,490
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	992,752	995,981
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,720,000	1,717,922
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (z)	1,658,134	1,655,625
Wind River CLO Ltd., 2012-1A, “BR2”, FLR, 3.753% (LIBOR - 3mo. + 1.45%), 1/15/2026 (w)(z)	2,251,428	2,251,428
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 4.296% (LIBOR - 1mo. + 1.7%), 10/15/2027 (n)	864,053	850,970

		$151,546,468

Automotive – 2.2%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$2,383,000	$2,410,881
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	1,088,000	1,121,128
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,351,000	1,395,567
Harley-Davidson Financial Services, FLR, 3.46% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,672,000	1,669,555
Hyundai Capital America, 3.75%, 7/08/2021 (n)	976,000	995,377

Issuer	Shares/Par	Value ($)
BONDS – continued
Automotive – continued
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	$1,356,000	$1,384,813
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	1,356,000	1,399,576

		$10,376,897

Broadcasting – 0.5%
Fox Corp., 3.666%, 1/25/2022 (n)	$778,000	$803,998
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,734,000	1,756,090

		$2,560,088

Brokerage & Asset Managers – 1.0%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,018,000	$2,037,945
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,516,000	2,532,284

		$4,570,229

Cable TV – 1.1%
Comcast Corp., 3.45%, 10/01/2021	$1,718,000	$1,767,682
NBCUniversal Media LLC, 4.375%, 4/01/2021	1,087,000	1,127,236
Time Warner Cable, Inc., 5%, 2/01/2020	2,543,000	2,576,436

		$5,471,354

Computer Software – 1.0%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$3,089,000	$3,183,031
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	1,503,000	1,542,319

		$4,725,350

Conglomerates – 2.0%
Roper Technologies, Inc., 2.8%, 12/15/2021	$783,000	$788,156
United Technologies Corp., 3.1%, 6/01/2022	956,000	978,056
United Technologies Corp., 3.65%, 8/16/2023	3,349,000	3,507,378
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	3,320,000	3,514,936
Westinghouse Air Brake Technologies Corp., FLR, 3.71% (LIBOR - 3mo. + 1.05%), 9/15/2021	871,000	868,506

		$9,657,032

Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$750,000	$749,292

Consumer Services – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$1,231,807
QVC, Inc., 5.125%, 7/02/2022	1,805,000	1,879,343

		$3,111,150

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Electrical Equipment – 0.3%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,198,000	$1,198,583

Electronics – 1.5%
Broadcom Corp./Broadcom Cayman
Finance Ltd., 3%, 1/15/2022	$3,799,000	$3,808,871
Broadcom, Inc., 3.125%, 4/15/2021 (n)	1,665,000	1,675,781
Microchip Technology, Inc., 3.922%, 6/01/2021	1,607,000	1,635,839

		$7,120,491

Emerging Market Quasi-Sovereign – 1.1%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$1,963,416
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	2,022,000	2,017,956
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	1,021,197

		$5,002,569

Energy – Integrated – 1.1%
BP Capital Markets PLC, 2.521%, 1/15/2020	$1,371,000	$1,372,934
Cenovus Energy, Inc., 3%, 8/15/2022	2,319,000	2,329,136
Cenovus Energy, Inc., 3.8%, 9/15/2023	738,000	759,336
Eni S.p.A., 4%, 9/12/2023 (n)	860,000	896,096

		$5,357,502

Entertainment – 0.3%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$1,207,000	$1,210,076

Financial Institutions – 2.6%
AerCap Ireland Capital Ltd., 4.45%, 12/16/2021	$1,873,000	$1,944,779
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	1,955,000	1,981,588
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,243,840
GE Capital International Funding Co., 2.342%, 11/15/2020	7,478,000	7,442,497

		$12,612,704

Food & Beverages – 1.1%
Conagra Brands, Inc., 3.8%, 10/22/2021	$1,197,000	$1,230,348
Conagra Brands, Inc., FLR, 3.341% (LIBOR - 3mo. + 0.75%), 10/22/2020	855,000	855,136
Constellation Brands, Inc., FLR, 3.218% (LIBOR - 3mo. + 0.7%), 11/15/2021	852,000	852,427
Diageo PLC, 3%, 5/18/2020	1,460,000	1,468,182
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	810,000	855,270

		$5,261,363

Gaming & Lodging – 0.4%
GLP Capital LP/GLP Financing II, Inc., 4.375%, 4/15/2021	$201,000	$204,491
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,459,000	1,564,311

		$1,768,802

Issuer	Shares/Par	Value ($)
BONDS – continued
Health Maintenance Organizations – 0.4%
Halfmoon Parent, Inc., FLR, 3.06%
(LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$1,734,000	$1,734,731

Industrial – 0.2%
Century Housing Corp., 3.995%, 11/01/2021	$748,000	$757,947

Insurance – 0.3%
American International Group, Inc., 2.3%, 7/16/2019	$408,000	$407,967
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	1,216,000	1,213,648

		$1,621,615

Insurance – Health – 0.5%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$2,580,000	$2,569,465

Insurance – Property & Casualty – 0.2%
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	$860,000	$868,056

International Market Quasi-Sovereign – 1.7%
Caisse d’Amortissement de la Dette
Sociale, 1.875%, 1/13/2020 (n)	$4,000,000	$3,993,241
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	3,880,000	3,878,766

		$7,872,007

Internet – 0.4%
Baidu, Inc., 3.875%, 9/29/2023	$1,702,000	$1,763,576

Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,496,000	$2,597,459

Major Banks – 13.5%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$2,079,000	$2,086,134
Bank of America Corp., 2.151%, 11/09/2020	2,661,000	2,652,848
Bank of America Corp., 2.369% to 7/21/2020, FLR (LIBOR - 3mo. + 0.66%) to 7/21/2021	2,408,000	2,405,375
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	1,454,000	1,460,524
Bank of America Corp., 2.881% to 4/24/2022, FLR (LIBOR - 3mo. + 1.021%) to 4/24/2023	3,106,000	3,138,447
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	4,371,000	4,522,580
Citibank N.A., 2.125%, 10/20/2020	2,381,000	2,376,904
Commonwealth Bank of Australia, 2.3%, 9/06/2019	2,579,000	2,578,749
Credit Agricole, “A”, FLR, 4.014% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	1,270,000	1,287,460
Credit Suisse Group AG, 3.8%, 9/15/2022	1,027,000	1,064,693
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,020,000	2,062,333

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	$2,620,000	$2,611,564
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	3,414,000	3,415,266
Goldman Sachs Group, Inc., 3%, 4/26/2022	2,470,000	2,493,619
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	1,745,000	1,777,428
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,294,000	1,310,235
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	3,030,000	3,092,382
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	2,896,000	2,924,288
KeyBank N.A., 3.3%, 2/01/2022	416,000	426,939
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	771,000	778,426
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,749,000	1,788,339
Morgan Stanley, 2.375%, 7/23/2019	1,459,000	1,458,929
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,302,632
National Australia Bank Ltd., 1.375%, 7/12/2019	1,900,000	1,899,462
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	895,000	914,553
PNC Bank N.A., 2.25%, 7/02/2019	1,080,000	1,080,000
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,367,000	1,413,739
SunTrust Bank, 2.8%, 5/17/2022	2,209,000	2,237,135
UBS AG, 2.375%, 8/14/2019	1,660,000	1,659,768
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	3,498,000	3,586,069
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	1,590,000	1,604,546

		$64,411,366

Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$1,234,000	$1,233,067
Becton, Dickinson and Co., 2.894%, 6/06/2022	1,367,000	1,385,571

		$2,618,638

Medical Equipment – 0.4%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$1,289,000	$1,290,606
Zimmer Biomet Holdings, Inc., FLR, 3.168% (LIBOR - 3mo. + 0.75%), 3/19/2021	511,000	510,455

		$1,801,061

Metals & Mining – 0.7%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$899,000	$942,493
Glencore Funding LLC, 3%, 10/27/2022 (n)	886,000	891,139

Issuer	Shares/Par	Value ($)
BONDS – continued
Metals & Mining – continued
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	$1,354,000	$1,405,750
Vale Overseas Ltd., 4.375%, 1/11/2022	300,000	309,078

		$3,548,460

Midstream – 1.2%
Andeavor Logistics LP/Tesoro Logistics
Finance Corp., 3.5%, 12/01/2022	$2,340,000	$2,395,417
El Paso LLC, 6.5%, 9/15/2020	2,578,000	2,698,521
MPLX LP, 3.375%, 3/15/2023	690,000	705,862

		$5,799,800

Mortgage-Backed – 0.7%
Fannie Mae, 5.5%, 5/01/2025	$29,349	$29,815
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	1,110,789	1,206,329
Fannie Mae, 2%, 5/25/2044	2,286,831	2,279,982
Freddie Mac, 1.016%, 4/25/2024 (i)	622,943	21,228

		$3,537,354

Municipals – 0.8%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$4,091,000	$3,718,310

Network & Telecom – 0.5%
AT&T, Inc., 3.2%, 3/01/2022	$2,171,000	$2,217,211

Oils – 0.5%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$993,000	$1,071,165
Phillips 66, FLR, 3.12% (LIBOR - 3mo. + 0.6%), 2/26/2021	1,196,000	1,196,040

		$2,267,205

Other Banks & Diversified Financials – 4.6%
American Express Co., 3.7%, 11/05/2021	$1,704,000	$1,756,603
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	2,614,000	2,610,764
Citigroup, Inc., 2.4%, 2/18/2020	4,151,000	4,150,985
Compass Bank, 3.5%, 6/11/2021	1,920,000	1,956,707
Compass Bank, 2.875%, 6/29/2022	2,717,000	2,739,969
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,446,854
Groupe BPCE S.A., FLR, 3.675% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,387,465
Intesa Sanpaolo S.p.A., FLR, 3.218% (LIBOR - 3mo. + 0.63%), 7/17/2019	4,329,000	4,329,112
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,687,000	1,706,888

		$22,085,347

Pharmaceuticals – 2.1%
Actavis Funding SCS, 3.45%, 3/15/2022	$886,000	$904,619
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	3,162,000	3,207,799
Bristol-Myers Squibb Co., FLR, 2.904% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	444,000	445,056
Celgene Corp., 2.875%, 8/15/2020	1,091,000	1,096,789
Celgene Corp., 2.75%, 2/15/2023	1,806,000	1,822,025

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Pharmaceuticals – continued
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	$1,540,000	$1,537,613
Takeda Pharmaceutical Co. Ltd., 3.8%, 11/26/2020 (n)	1,180,000	1,201,408

		$10,215,309

Printing & Publishing – 0.3%
Moody’s Corp., 3.25%, 6/07/2021	$1,626,000	$1,648,996

Retailers – 0.7%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$2,587,000	$2,584,102
Macy’s Retail Holdings, Inc., 3.875%, 1/15/2022	631,000	642,115

		$3,226,217

Telecommunications – Wireless – 1.8%
American Tower Corp., REIT, 2.8%, 6/01/2020	$857,000	$858,955
American Tower Corp., REIT, 2.25%, 1/15/2022	500,000	497,308
American Tower Corp., REIT, 3%, 6/15/2023	2,118,000	2,138,543
Crown Castle International Corp., 3.4%, 2/15/2021	1,000,000	1,013,660
Crown Castle International Corp., 3.15%, 7/15/2023	1,093,000	1,114,171
SBA Tower Trust, 2.877%, 7/09/2021 (n)	629,000	630,141
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,395,000	2,394,969

		$8,647,747

Tobacco – 1.5%
B.A.T Capital Corp., 2.297%, 8/14/2020	$2,930,000	$2,923,906
B.A.T Capital Corp., 2.764%, 8/15/2022	756,000	757,147
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	1,343,000	1,346,628
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	2,045,000	2,105,357

		$7,133,038

Transportation – Services – 0.3%
TTX Co., 2.6%, 6/15/2020 (n)	$1,660,000	$1,661,089

U.S. Government Agencies and Equivalents – 0.4%
National Credit Union Administration, “1-A”, FLR, 2.868% (LIBOR - 1mo. + 0.45%), 1/08/2020	$418,457	$419,413

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
National Credit Union Administration, FLR, 2.813% (LIBOR - 1mo. + 0.4%), 3/11/2020	$657,118	$658,311
National Credit Union Administration, FLR, 2.868% (LIBOR - 1mo. + 0.45%), 10/07/2020	217,251	217,583
National Credit Union Administration, FLR, 2.768% (LIBOR - 1mo. + 0.35%), 12/07/2020	393,568	392,902

		$1,688,209

U.S. Treasury Obligations – 11.9%
U.S. Treasury Notes, 1.875%, 2/28/2022 (f)	$28,239,000	$28,343,793
U.S. Treasury Notes, 1.875%, 4/30/2022	4,763,000	4,782,162
U.S. Treasury Notes, 2.375%, 1/31/2023	23,139,000	23,656,012

		$56,781,967

Utilities – Electric Power – 3.3%
Dominion Energy, Inc., 1.6%, 8/15/2019	$1,070,000	$1,068,477
Dominion Energy, Inc., 2.579%, 7/01/2020	1,761,000	1,758,470
Emera U.S. Finance LP, 2.7%, 6/15/2021	503,000	504,719
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,670,000	2,691,148
Engie Energia Chile S.A., 5.625%, 1/15/2021	3,341,000	3,479,545
FirstEnergy Corp., 2.85%, 7/15/2022	856,000	866,494
Florida Power & Light Co., FLR, 2.965% (LIBOR - 3mo. + 0.4%), 5/06/2022	1,486,000	1,486,674
NextEra Energy, Inc., 2.9%, 4/01/2022	1,516,000	1,542,290
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,635,000	1,667,086
WEC Energy Group, Inc., 3.1%, 3/08/2022	875,000	889,415

		$15,954,318

Total Bonds (Identified Cost, $466,304,335)		$471,046,448

INVESTMENT COMPANIES (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $10,087,830)	10,087,826	$10,088,835

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(4,822,709)

NET ASSETS – 100.0%		$476,312,574

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $10,088,835 and $471,046,448, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $203,527,335, representing 42.7% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

(w)	When-issued security. At June 30, 2019, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value

Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.938%, 12/15/2051	12/06/18	$1,348,010	$1,348,010

Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029	6/13/19	1,034,999	1,034,999

West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027	6/21/19	1,657,307	1,655,625

Wind River CLO Ltd., 2012-1A, “BR2”, FLR, 3.753% (LIBOR - 3mo. + 1.45%), 1/15/2026	6/19/19	2,251,428	2,251,428

Total Restricted Securities			$6,290,062

% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

Derivative Contracts at 6/30/19

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	153	$32,922,492	September - 2019	$106,617

At June 30, 2019, the fund had liquid securities with an aggregate value of $80,297 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $466,304,335)	$471,046,448
Investments in affiliated issuers, at value (identified cost, $10,087,830)	10,088,835
Receivables for
Fund shares sold	15,656
Interest	3,242,107
Other assets	1,679
Total assets	$484,394,725

Liabilities
Payables for
Net daily variation margin on open futures contracts	$5,985
Investments purchased	5,410,492
Fund shares reacquired	279,202
When-issued investments purchased	2,251,428
Payable to affiliates
Investment adviser	20,385
Administrative services fee	813
Shareholder servicing costs	31
Distribution and/or service fees	3,288
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	110,427
Total liabilities	$8,082,151
Net assets	$476,312,574

Net assets consist of
Paid-in capital	$455,261,920
Total distributable earnings (loss)	21,050,654
Net assets	$476,312,574
Shares of beneficial interest outstanding	45,551,239

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$356,269,268	34,052,750	$10.46
Service Class	120,043,306	11,498,489	10.44

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Interest	$8,045,728
Dividends from affiliated issuers	48,576
Other	95
Total investment income	$8,094,399
Expenses
Management fee	$944,797
Distribution and/or service fees	148,111
Shareholder servicing costs	2,587
Administrative services fee	38,353
Independent Trustees’ compensation	6,099
Custodian fee	11,321
Shareholder communications	19,847
Audit and tax fees	32,787
Legal fees	2,197
Miscellaneous	22,377
Total expenses	$1,228,476
Reduction of expenses by investment adviser	(22,841)
Net expenses	$1,205,635
Net investment income (loss)	$6,888,764

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$137,421
Affiliated issuers	973
Futures contracts	154,150
Net realized gain (loss)	$292,544
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$9,471,491
Affiliated issuers	1,005
Futures contracts	14,308
Net unrealized gain (loss)	$9,486,804
Net realized and unrealized gain (loss)	$9,779,348
Change in net assets from operations	$16,668,112

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$6,888,764	$12,096,002
Net realized gain (loss)	292,544	(2,323,436)
Net unrealized gain (loss)	9,486,804	(3,773,224)
Change in net assets from operations	$16,668,112	$5,999,342
Total distributions to shareholders	$—	$(10,355,191)
Change in net assets from fund share transactions	$(18,062,386)	$(94,953,212)
Total change in net assets	$(1,394,274)	$(99,309,061)

Net assets
At beginning of period	477,706,848	577,015,909
At end of period	$476,312,574	$477,706,848

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17		12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.10		$10.18	$10.17		$10.14		$10.23	$10.32

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.23	$0.18		$0.15	(c)	$0.12	$0.11
Net realized and unrealized gain (loss)	0.21		(0.10)	(0.00	)(w)	0.02		(0.07)	(0.03)
Total from investment operations	$0.36		$0.13	$0.18		$0.17		$0.05	$0.08

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.17)		$(0.14)		$(0.14)	$(0.13)
From net realized gain	—		—	—		—		—	(0.04)
Total distributions declared to shareholders	$—		$(0.21)	$(0.17)		$(0.14)		$(0.14)	$(0.17)
Net asset value, end of period (x)	$10.46		$10.10	$10.18		$10.17		$10.14	$10.23
Total return (%) (k)(r)(s)(x)	3.56	(n)	1.28	1.73		1.68	(c)	0.48	0.80

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	(a)	0.45	0.45		0.42	(c)	0.45	0.44
Expenses after expense reductions (f)	0.45	(a)	0.44	0.45		0.42	(c)	0.44	0.44
Net investment income (loss)	2.98	(a)	2.31	1.77		1.43	(c)	1.13	1.10
Portfolio turnover	26	(n)	62	54		30		26	24
Net assets at end of period (000 omitted)	$356,269		$359,909	$434,320		$473,730		$520,750	$627,457

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17		12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$10.09		$10.17	$10.16		$10.12		$10.20	$10.30

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.21	$0.16		$0.12	(c)	$0.09	$0.09
Net realized and unrealized gain (loss)	0.21		(0.11)	(0.01)		0.03		(0.06)	(0.04)
Total from investment operations	$0.35		$0.10	$0.15		$0.15		$0.03	$0.05

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.14)		$(0.11)		$(0.11)	$(0.11)
From net realized gain	—		—	—		—		—	(0.04)
Total distributions declared to shareholders	$—		$(0.18)	$(0.14)		$(0.11)		$(0.11)	$(0.15)
Net asset value, end of period (x)	$10.44		$10.09	$10.17		$10.16		$10.12	$10.20
Total return (%) (k)(r)(s)(x)	3.47	(n)	0.99	1.45		1.48	(c)	0.28	0.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.70	0.70		0.68	(c)	0.70	0.69
Expenses after expense reductions (f)	0.70	(a)	0.69	0.70		0.67	(c)	0.69	0.69
Net investment income (loss)	2.73	(a)	2.06	1.52		1.18	(c)	0.88	0.85
Portfolio turnover	26	(n)	62	54		30		26	24
Net assets at end of period (000 omitted)	$120,043		$117,798	$142,696		$153,979		$172,581	$211,505
See Notes to Financial Statements

MFS Limited Maturity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$58,470,176	$—	$58,470,176
Non-U.S. Sovereign Debt	—	12,874,576	—	12,874,576
Municipal Bonds	—	3,718,310	—	3,718,310
U.S. Corporate Bonds	—	149,335,700	—	149,335,700
Residential Mortgage-Backed Securities	—	11,278,912	—	11,278,912
Commercial Mortgage-Backed Securities	—	42,312,829	—	42,312,829
Asset-Backed Securities (including CDOs)	—	101,492,081	—	101,492,081
Foreign Bonds	—	91,563,864	—	91,563,864
Mutual Funds	10,088,835	—	—	10,088,835
Total	$10,088,835	$471,046,448	$—	$481,135,283

Other Financial Instruments
Futures Contracts – Assets	$106,617	$—	$—	$106,617

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures Contracts	$106,617

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$154,150

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$14,308

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. When issued investments purchased are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2018, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$10,355,191

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$476,419,467
Gross appreciation	5,261,599
Gross depreciation	(545,783)
Net unrealized appreciation (depreciation)	$4,715,816

As of 12/31/18

Undistributed ordinary income	12,197,851
Capital loss carryforwards	(3,066,167)
Net unrealized appreciation (depreciation)	(4,749,142)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,385,748)
Long-Term	(1,680,419)
Total	$(3,066,167)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$8,077,594
Service Class	—	2,277,597
Total	$—	$10,355,191

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $22,841, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $2,504, which equated to 0.0011% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $83.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $564 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$29,129,395	$12,421,855
Non-U.S. Government securities	$94,127,153	$122,330,645

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,045,917	$10,746,874	848,249	$8,593,262
Service Class	653,898	6,705,267	431,006	4,357,141
	1,699,815	$17,452,141	1,279,255	$12,950,403

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	804,541	$8,077,594
Service Class	—	—	226,852	2,277,597
	—	$—	1,031,393	$10,355,191

Shares reacquired
Initial Class	(2,630,636)	$(26,985,519)	(8,670,149)	$(87,766,829)
Service Class	(830,023)	(8,529,008)	(3,014,572)	(30,491,977)
	(3,460,659)	$(35,514,527)	(11,684,721)	$(118,258,806)

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,584,719)	$(16,238,645)	(7,017,359)	$(71,095,973)
Service Class	(176,125)	(1,823,741)	(2,356,714)	(23,857,239)
	(1,760,844)	$(18,062,386)	(9,374,073)	$(94,953,212)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 12%, 11%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $1,537 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,322,779	$82,939,077	$75,174,999	$973	$1,005	$10,088,835

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$48,576	$—

MFS Limited Maturity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report

June 30, 2019

MFS® Mid Cap Value Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VMC-SEM

MFS® Mid Cap Value Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Hartford Financial Services Group, Inc.	1.5%
NASDAQ, Inc.	1.4%
Stanley Black & Decker, Inc.	1.2%
Public Service Enterprise Group, Inc.	1.1%
KeyCorp	1.1%
Life Storage, Inc., REIT	1.1%
Analog Devices, Inc.	1.1%
Plains GP Holdings LP	1.0%
SunTrust Banks, Inc.	1.0%
Pioneer Natural Resources Co.	1.0%

GICS equity sectors (g)
Financials	22.0%
Information Technology	12.1%
Industrials	11.9%
Utilities	9.7%
Consumer Discretionary	9.1%
Real Estate	7.3%
Materials	7.2%
Energy	6.3%
Health Care	5.7%
Consumer Staples	5.6%
Communication Services	1.6%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.81%	$1,000.00	$1,199.46	$4.42
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,197.28	$5.77
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.5%
Aerospace – 2.2%
L3 Harris Technologies, Inc.	7,745	$1,464,812
L3 Technologies, Inc.	10,773	2,641,216
Leidos Holdings, Inc.	29,801	2,379,610

		$6,485,638

Airlines – 1.3%
Alaska Air Group, Inc.	17,269	$1,103,662
Delta Air Lines, Inc.	47,736	2,709,018

		$3,812,680

Alcoholic Beverages – 0.4%
Molson Coors Brewing Co.	19,563	$1,095,528

Apparel Manufacturers – 0.8%
PVH Corp.	14,163	$1,340,386
Skechers USA, Inc., “A” (a)	34,759	1,094,561

		$2,434,947

Automotive – 1.5%
Harley-Davidson, Inc.	35,230	$1,262,291
Lear Corp.	11,947	1,663,859
LKQ Corp. (a)	56,546	1,504,689

		$4,430,839

Broadcasting – 0.5%
Interpublic Group of Companies, Inc.	63,046	$1,424,209

Brokerage & Asset Managers – 4.4%
Apollo Global Management LLC, “A”	66,631	$2,285,443
Invesco Ltd.	99,390	2,033,519
NASDAQ, Inc.	42,780	4,114,153
Raymond James Financial, Inc.	27,706	2,342,542
TD Ameritrade Holding Corp.	47,032	2,347,838

		$13,123,495

Business Services – 3.0%
Amdocs Ltd.	45,615	$2,832,236
DXC Technology Co.	24,074	1,327,681
First Data Corp. (a)	105,874	2,866,009
Global Payments, Inc.	13,023	2,085,373

		$9,111,299

Cable TV – 0.5%
Altice USA, Inc. (a)	60,178	$1,465,334

Chemicals – 3.2%
Celanese Corp.	17,498	$1,886,284
Eastman Chemical Co.	33,267	2,589,170
FMC Corp.	30,587	2,537,192
PPG Industries, Inc.	21,625	2,523,854

		$9,536,500

Computer Software – 0.4%
Change Healthcare, Inc. (a)	72,544	$1,059,142

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 1.3%
NCR Corp. (a)	37,440	$1,164,384
Verint Systems, Inc. (a)	20,626	1,109,266
Zebra Technologies Corp., “A” (a)	7,636	1,599,666

		$3,873,316

Construction – 5.4%
Masco Corp.	46,708	$1,832,822
Mid-America Apartment Communities, Inc., REIT	23,136	2,724,495
Mohawk Industries, Inc. (a)	8,931	1,317,055
Owens Corning	38,667	2,250,420
Stanley Black & Decker, Inc.	23,993	3,469,628
Toll Brothers, Inc.	62,199	2,277,727
Vulcan Materials Co.	17,023	2,337,428

		$16,209,575

Consumer Products – 0.5%
Energizer Holdings, Inc.	12,254	$473,494
Newell Brands, Inc.	71,530	1,102,993

		$1,576,487

Containers – 2.5%
Berry Global Group, Inc. (a)	37,446	$1,969,285
Graphic Packaging Holding Co.	166,846	2,332,507
Sealed Air Corp.	37,255	1,593,769
WestRock Co.	42,764	1,559,603

		$7,455,164

Electrical Equipment – 2.2%
HD Supply Holdings, Inc. (a)	69,148	$2,785,281
Sensata Technologies Holding PLC (a)	38,325	1,877,925
TE Connectivity Ltd.	18,961	1,816,085

		$6,479,291

Electronics – 4.1%
Analog Devices, Inc.	28,067	$3,167,922
IPG Photonics Corp. (a)	6,203	956,813
Keysight Technologies, Inc. (a)	23,291	2,091,765
Marvell Technology Group Ltd.	94,746	2,261,587
Maxim Integrated Products, Inc.	39,948	2,389,689
NXP Semiconductors N.V.	15,784	1,540,676

		$12,408,452

Energy – Independent – 4.2%
Cabot Oil & Gas Corp.	85,841	$1,970,909
Concho Resources, Inc.	8,293	855,672
Hess Corp.	34,775	2,210,647
Marathon Petroleum Corp.	45,899	2,564,836
Pioneer Natural Resources Co.	20,175	3,104,126
WPX Energy, Inc. (a)	159,981	1,841,381

		$12,547,571

4

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Engineering – Construction – 1.0%
KBR, Inc.	122,942	$3,066,173

Food & Beverages – 4.2%
Archer Daniels Midland Co.	61,198	$2,496,878
Coca-Cola European Partners PLC	34,923	1,973,150
Ingredion, Inc.	17,434	1,438,131
J.M. Smucker Co.	16,097	1,854,213
Kellogg Co.	25,892	1,387,034
Post Holdings, Inc. (a)	9,731	1,011,732
Sanderson Farms, Inc.	11,433	1,561,291
TreeHouse Foods, Inc. (a)	15,543	840,876

		$12,563,305

Food & Drug Stores – 0.6%
Kroger Co.	87,933	$1,909,025

Furniture & Appliances – 0.7%
Whirlpool Corp.	14,582	$2,075,894

Gaming & Lodging – 1.7%
Marriott International, Inc., “A”	16,140	$2,264,281
Royal Caribbean Cruises Ltd.	16,049	1,945,299
Wyndham Hotels Group LLC	18,673	1,040,833

		$5,250,413

General Merchandise – 0.6%
Dollar Tree, Inc. (a)	17,789	$1,910,361

Insurance – 8.2%
Aon PLC	15,431	$2,977,874
Arthur J. Gallagher & Co.	33,308	2,917,448
Assurant, Inc.	22,854	2,431,209
Athene Holding Ltd. (a)	43,164	1,858,642
Everest Re Group Ltd.	11,230	2,775,831
Hanover Insurance Group, Inc.	16,725	2,145,818
Hartford Financial Services Group, Inc.	81,578	4,545,526
Lincoln National Corp.	36,194	2,332,703
Reinsurance Group of America, Inc.	8,995	1,403,490
Unum Group	39,280	1,317,844

		$24,706,385

Leisure & Toys – 1.2%
Brunswick Corp.	35,452	$1,626,892
Electronic Arts, Inc. (a)	18,729	1,896,499

		$3,523,391

Machinery & Tools – 3.0%
AGCO Corp.	31,456	$2,440,042
Eaton Corp. PLC	33,094	2,756,068
ITT, Inc.	35,408	2,318,516
Regal Beloit Corp.	20,228	1,652,830

		$9,167,456

Major Banks – 3.5%
Comerica, Inc.	33,747	$2,451,382
Huntington Bancshares, Inc.	223,867	3,093,842
KeyCorp	185,808	3,298,092
State Street Corp.	32,165	1,803,170

		$10,646,486

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 3.3%
AmerisourceBergen Corp.	24,259	$2,068,322
Premier, Inc., “A” (a)	51,982	2,033,016
Quest Diagnostics, Inc.	29,871	3,041,167
Universal Health Services, Inc.	20,551	2,679,645

		$9,822,150

Medical Equipment – 1.6%
PerkinElmer, Inc.	20,027	$1,929,401
Zimmer Biomet Holdings, Inc.	24,763	2,915,596

		$4,844,997

Natural Gas – Distribution – 1.8%
NiSource, Inc.	63,397	$1,825,833
Sempra Energy	18,177	2,498,247
South Jersey Industries, Inc.	29,134	982,690

		$5,306,770

Natural Gas – Pipeline – 1.3%
Equitrans Midstream Corp.	45,877	$904,236
Plains GP Holdings LP	126,011	3,146,494

		$4,050,730

Network & Telecom – 0.9%
Motorola Solutions, Inc.	16,538	$2,757,381

Oil Services – 1.1%
Frank’s International N.V. (a)	143,041	$781,004
NOW, Inc. (a)	73,514	1,085,067
Oil States International, Inc. (a)	41,712	763,330
Patterson-UTI Energy, Inc.	69,705	802,304

		$3,431,705

Other Banks & Diversified Financials – 5.5%
Discover Financial Services	37,216	$2,887,590
Element Fleet Management Corp.	141,788	1,035,083
M&T Bank Corp.	14,243	2,422,307
Northern Trust Corp.	27,963	2,516,670
Signature Bank	21,175	2,558,787
SunTrust Banks, Inc.	49,834	3,132,067
Wintrust Financial Corp.	28,269	2,068,160

		$16,620,664

Pharmaceuticals – 0.8%
Elanco Animal Health, Inc. (a)	48,368	$1,634,838
Mylan N.V. (a)	48,564	924,659

		$2,559,497

Pollution Control – 0.3%
Stericycle, Inc. (a)	21,020	$1,003,705

Railroad & Shipping – 0.9%
Kansas City Southern Co.	21,773	$2,652,387

Real Estate – 6.7%
Annaly Mortgage Management, Inc., REIT	102,659	$937,277
Brixmor Property Group, Inc., REIT	113,534	2,029,988
EPR Properties, REIT	30,843	2,300,579
Life Storage, Inc., REIT	33,462	3,181,567
Medical Properties Trust, Inc., REIT	130,298	2,272,397

5

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Spirit Realty Capital, Inc., REIT	34,349	$1,465,328
Sun Communities, Inc., REIT	20,687	2,651,866
VICI Properties, Inc., REIT	114,344	2,520,142
W.P. Carey, Inc., REIT	35,259	2,862,326

		$20,221,470

Restaurants – 0.9%
Aramark	35,675	$1,286,440
Wendy’s Co.	68,994	1,350,903

		$2,637,343

Specialty Chemicals – 1.4%
Axalta Coating Systems Ltd. (a)	83,467	$2,484,812
Univar, Inc. (a)	78,172	1,722,911

		$4,207,723

Specialty Stores – 1.0%
BJ’s Wholesale Club Holdings, Inc. (a)	28,935	$763,884
Michaels Co., Inc. (a)	54,054	470,270
Tractor Supply Co.	10,946	1,190,925
Urban Outfitters, Inc. (a)	23,886	543,406

		$2,968,485

Utilities – Electric Power – 7.9%
AES Corp.	115,975	$1,943,741
CenterPoint Energy, Inc.	80,581	2,307,034
CMS Energy Corp.	52,925	3,064,887
Eversource Energy	39,444	2,988,277
FirstEnergy Corp.	48,486	2,075,686
Pinnacle West Capital Corp.	31,909	3,002,318
Public Service Enterprise Group, Inc.	56,130	3,301,567
Southern Co.	49,361	2,728,676
WEC Energy Group, Inc.	29,249	2,438,489

		$23,850,675

Total Common Stocks (Identified Cost, $224,673,470)		$296,284,038

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $4,653,881)	4,654,033	$4,654,498

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(190,303)

NET ASSETS – 100.0%		$300,748,233

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $4,654,498 and $296,284,038, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $224,673,470)	$296,284,038
Investments in affiliated issuers, at value (identified cost, $4,653,881)	4,654,498
Receivables for
Investments sold	1,654,800
Fund shares sold	2,826
Dividends	447,187
Other assets	1,112
Total assets	$303,044,461

Liabilities
Payables for
Investments purchased	$1,698,204
Fund shares reacquired	502,137
Payable to affiliates
Investment adviser	24,155
Administrative services fee	553
Shareholder servicing costs	69
Distribution and/or service fees	1,740
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	69,270
Total liabilities	$2,296,228
Net assets	$300,748,233

Net assets consist of
Paid-in capital	$192,991,267
Total distributable earnings (loss)	107,756,966
Net assets	$300,748,233
Shares of beneficial interest outstanding	33,877,659

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$236,523,312	26,578,659	$8.90
Service Class	64,224,921	7,299,000	8.80

See Notes to Financial Statements

7

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$3,259,977
Dividends from affiliated issuers	44,923
Other	14,580
Foreign taxes withheld	(1,479)
Total investment income	$3,318,001
Expenses
Management fee	$1,098,934
Distribution and/or service fees	77,473
Shareholder servicing costs	5,587
Administrative services fee	25,736
Independent Trustees’ compensation	5,917
Custodian fee	8,852
Shareholder communications	10,370
Audit and tax fees	27,933
Legal fees	1,404
Miscellaneous	15,193
Total expenses	$1,277,399
Reduction of expenses by investment adviser	(14,153)
Net expenses	$1,263,246
Net investment income (loss)	$2,054,755

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$7,079,563
Affiliated issuers	151
Foreign currency	136
Net realized gain (loss)	$7,079,850
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$43,141,914
Affiliated issuers	625
Translation of assets and liabilities in foreign currencies	(17)
Net unrealized gain (loss)	$43,142,522
Net realized and unrealized gain (loss)	$50,222,372
Change in net assets from operations	$52,277,127

See Notes to Financial Statements

8

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$2,054,755	$3,514,067
Net realized gain (loss)	7,079,850	25,286,869
Net unrealized gain (loss)	43,142,522	(62,853,455)
Change in net assets from operations	$52,277,127	$(34,052,519)
Total distributions to shareholders	$—	$(23,606,272)
Change in net assets from fund share transactions	$(17,584,509)	$(30,219,129)
Total change in net assets	$34,692,618	$(87,877,920)

Net assets
At beginning of period	266,055,615	353,933,535
At end of period	$300,748,233	$266,055,615

See Notes to Financial Statements

9

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$7.42		$9.01	$8.29	$7.84		$9.80	$10.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.10	$0.07	$0.10	(c)	$0.08	$0.09
Net realized and unrealized gain (loss)	1.42		(1.03)	1.03	1.12		(0.37)	0.93
Total from investment operations	$1.48		$(0.93)	$1.10	$1.22		$(0.29)	$1.02

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.11)	$(0.07)		$(0.10)	$(0.11)
From net realized gain	—		(0.58)	(0.27)	(0.70)		(1.57)	(1.16)
Total distributions declared to shareholders	$—		$(0.66)	$(0.38)	$(0.77)		$(1.67)	$(1.27)
Net asset value, end of period (x)	$8.90		$7.42	$9.01	$8.29		$7.84	$9.80
Total return (%) (k)(r)(s)(x)	19.95	(n)	(11.45)	13.67	15.98	(c)	(2.33)	10.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.81	0.81	0.77	(c)	0.82	0.81
Expenses after expense reductions (f)	0.81	(a)	0.80	0.81	0.76	(c)	0.81	0.81
Net investment income (loss)	1.45	(a)	1.13	0.82	1.31	(c)	0.82	0.86
Portfolio turnover	12	(n)	32	36	32		51	55
Net assets at end of period (000 omitted)	$236,523		$210,218	$268,291	$271,001		$274,753	$322,888

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$7.35		$8.93	$8.22	$7.78		$9.74	$9.99

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.08	$0.05	$0.08	(c)	$0.06	$0.06
Net realized and unrealized gain (loss)	1.40		(1.02)	1.02	1.12		(0.38)	0.93
Total from investment operations	$1.45		$(0.94)	$1.07	$1.20		$(0.32)	$0.99

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.09)	$(0.06)		$(0.07)	$(0.08)
From net realized gain	—		(0.58)	(0.27)	(0.70)		(1.57)	(1.16)
Total distributions declared to shareholders	$—		$(0.64)	$(0.36)	$(0.76)		$(1.64)	$(1.24)
Net asset value, end of period (x)	$8.80		$7.35	$8.93	$8.22		$7.78	$9.74
Total return (%) (k)(r)(s)(x)	19.73	(n)	(11.61)	13.41	15.76	(c)	(2.66)	10.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.06	1.06	1.02	(c)	1.07	1.06
Expenses after expense reductions (f)	1.06	(a)	1.05	1.05	1.01	(c)	1.06	1.06
Net investment income (loss)	1.21	(a)	0.86	0.59	1.06	(c)	0.62	0.62
Portfolio turnover	12	(n)	32	36	32		51	55
Net assets at end of period (000 omitted)	$64,225		$55,837	$85,643	$59,545		$55,100	$38,611

See Notes to Financial Statements

10

MFS Mid Cap Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$296,284,038	$—	$—	$296,284,038
Mutual Funds	4,654,498	—	—	4,654,498
Total	$300,938,536	$—	$—	$300,938,536

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

13

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$6,261,207
Long-term capital gains	17,345,065
Total distributions	$23,606,272

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$231,491,465
Gross appreciation	80,168,330
Gross depreciation	(10,721,259)
Net unrealized appreciation (depreciation)	$69,447,071

As of 12/31/18

Undistributed ordinary income	5,691,407
Undistributed long-term capital gain	22,988,153
Other temporary differences	(339)
Net unrealized appreciation (depreciation)	26,800,618

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$2,162,159	$—	$15,550,404
Service Class	—	566,847	—	5,326,862
Total	$—	$2,729,006	$—	$20,877,266

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $14,153, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

14

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $5,277, which equated to 0.0036% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $310.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0175% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $343 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $74,160 and $222,949, respectively. The sales transactions resulted in net realized gains (losses) of $151,519.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $14,517, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $34,700,892 and $49,985,581, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,223,329	$10,082,971	1,537,323	$12,807,175
Service Class	264,982	2,237,602	704,611	5,837,659
	1,488,311	$12,320,573	2,241,934	$18,644,834

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,003,667	$17,712,418
Service Class	—	—	673,567	5,893,709
	—	$—	2,677,234	$23,606,127

Shares reacquired
Initial Class	(2,967,829)	$(25,137,032)	(4,984,368)	$(44,609,006)
Service Class	(564,994)	(4,768,050)	(3,367,267)	(27,861,084)
	(3,532,823)	$(29,905,082)	(8,351,635)	$(72,470,090)

15

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,744,500)	$(15,054,061)	(1,443,378)	$(14,089,413)
Service Class	(300,012)	(2,530,448)	(1,989,089)	(16,129,716)
	(2,044,512)	$(17,584,509)	(3,432,467)	$(30,219,129)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 34%, 11%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $833 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,541,238	$29,952,383	$29,839,899	$151	$625	$4,654,498

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$44,923	$—

16

MFS Mid Cap Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2019

MFS® Moderate Allocation Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VMA-SEM

MFS® Moderate Allocation Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Moderate Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Series	12.0%
MFS Government Securities Portfolio	9.9%
MFS Growth Series	9.0%
MFS Value Series	9.0%
MFS Research Series	8.0%
MFS Mid Cap Value Portfolio	7.1%
MFS Mid Cap Growth Series	7.0%
MFS Research International Portfolio	7.0%
MFS High Yield Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Limited Maturity Portfolio	3.9%
MFS International Growth Portfolio	3.0%
MFS International Intrinsic Value Portfolio	3.0%
MFS Global Real Estate Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Moderate Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.02%	$1,000.00	$1,151.46	$0.11
	Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
Service Class	Actual	0.27%	$1,000.00	$1,150.75	$1.44
	Hypothetical (h)	0.27%	$1,000.00	$1,023.46	$1.35

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Moderate Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%
Bond Funds – 40.8%
MFS Global Governments Portfolio – Initial Class	6,586,162	$72,052,610
MFS Government Securities Portfolio – Initial Class	11,403,540	144,026,704
MFS High Yield Portfolio – Initial Class	12,434,462	72,119,881
MFS Inflation-Adjusted Bond Portfolio – Initial Class	6,630,272	71,805,845
MFS Limited Maturity Portfolio – Initial Class	5,471,305	57,229,855
MFS Total Return Bond Series – Initial Class	12,764,601	173,215,634

		$590,450,529

International Stock Funds – 13.0%
MFS International Growth Portfolio – Initial Class	2,881,808	$43,515,304
MFS International Intrinsic Value Portfolio – Initial Class	1,480,169	43,354,148
MFS Research International Portfolio – Initial Class	6,152,856	101,522,128

		$188,391,580

Specialty Funds – 3.0%
MFS Global Real Estate Portfolio – Initial Class	2,773,081	$42,871,836

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued
U.S. Stock Funds – 43.1%
MFS Growth Series – Initial Class	2,207,868	$130,573,325
MFS Mid Cap Growth Series – Initial Class	9,507,040	101,915,467
MFS Mid Cap Value Portfolio – Initial Class	11,461,131	102,004,070
MFS New Discovery Series – Initial Class	965,134	22,140,176
MFS New Discovery Value Portfolio – Initial Class	2,156,181	21,734,300
MFS Research Series – Initial Class	3,834,999	116,008,719
MFS Value Series – Initial Class	6,378,263	130,563,034

		$624,939,091

Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.42% (v)	1,570,011	$1,570,168

Total Investment Companies (Identified Cost, $1,176,561,971)		$1,448,223,204

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(122,569)

NET ASSETS – 100.0%		$1,448,100,635

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $1,448,223,204.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in affiliated issuers, at value (identified cost, $1,176,561,971)	$1,448,223,204
Receivables for
Investments sold	1,557,061
Fund shares sold	1,639
Other assets	4,173
Total assets	$1,449,786,077

Liabilities
Payables for
Fund shares reacquired	$1,557,062
Payable to affiliates
Administrator	192
Shareholder servicing costs	95
Distribution and/or service fees	39,316
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	88,677
Total liabilities	$1,685,442
Net assets	$1,448,100,635

Net assets consist of
Paid-in capital	$1,042,440,492
Total distributable earnings (loss)	405,660,143
Net assets	$1,448,100,635
Shares of beneficial interest outstanding	105,425,982

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$5,961,779	433,138	$13.76
Service Class	1,442,138,856	104,992,844	13.74

See Notes to Financial Statements

5

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends from affiliated issuers	$18,985
Other	235
Total investment income	$19,220
Expenses
Distribution and/or service fees	$1,773,097
Shareholder servicing costs	8,055
Administrative services fee	8,679
Independent Trustees’ compensation	15,810
Custodian fee	12,073
Shareholder communications	15,533
Audit and tax fees	19,902
Legal fees	6,215
Miscellaneous	23,952
Total expenses	$1,883,316
Net investment income (loss)	$(1,864,096)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Affiliated issuers	$11,283,433
Change in unrealized appreciation or depreciation
Affiliated issuers	$190,148,324
Net realized and unrealized gain (loss)	$201,431,757
Change in net assets from operations	$199,567,661

See Notes to Financial Statements

6

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$(1,864,096)	$31,610,578
Net realized gain (loss)	11,283,433	97,595,633
Net unrealized gain (loss)	190,148,324	(183,982,990)
Change in net assets from operations	$199,567,661	$(54,776,779)
Total distributions to shareholders	$—	$(101,853,938)
Change in net assets from fund share transactions	$(121,673,995)	$(165,219,330)
Total change in net assets	$77,893,666	$(321,850,047)

Net assets
At beginning of period	1,370,206,969	1,692,057,016
At end of period	$1,448,100,635	$1,370,206,969

See Notes to Financial Statements

7

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$11.95		$13.33	$12.25	$12.48		$13.34	$13.02

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.30	$0.26	$0.24	(c)	$0.29	$0.21
Net realized and unrealized gain (loss)	1.81		(0.74)	1.60	0.55		(0.27)	0.48
Total from investment operations	$1.81		$(0.44)	$1.86	$0.79		$0.02	$0.69

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.28)	$(0.37)		$(0.55)	$(0.21)
From net realized gain	—		(0.65)	(0.50)	(0.65)		(0.33)	(0.16)
Total distributions declared to shareholders	$—		$(0.94)	$(0.78)	$(1.02)		$(0.88)	$(0.37)
Net asset value, end of period (x)	$13.76		$11.95	$13.33	$12.25		$12.48	$13.34
Total return (%) (k)(s)(x)	15.15	(n)	(3.85)	15.52	6.16	(c)	0.35	5.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	(a)	0.01	0.01	0.02	(c)	0.01	0.01
Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A		N/A	0.01
Net investment income (loss) (l)	(0.01	)(a)	2.29	1.98	1.95	(c)	2.16	1.55
Portfolio turnover	1	(n)	1	0 (b)	0	(b)	1	2
Net assets at end of period (000 omitted)	$5,962		$5,333	$6,053	$5,460		$5,509	$7,240

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$11.94		$13.32	$12.24	$12.47		$13.32	$13.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.27	$0.22	$0.21	(c)	$0.22	$0.17
Net realized and unrealized gain (loss)	1.82		(0.75)	1.60	0.54		(0.23)	0.49
Total from investment operations	$1.80		$(0.48)	$1.82	$0.75		$(0.01)	$0.66

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.24)	$(0.33)		$(0.51)	$(0.18)
From net realized gain	—		(0.65)	(0.50)	(0.65)		(0.33)	(0.16)
Total distributions declared to shareholders	$—		$(0.90)	$(0.74)	$(0.98)		$(0.84)	$(0.34)
Net asset value, end of period (x)	$13.74		$11.94	$13.32	$12.24		$12.47	$13.32
Total return (%) (k)(s)(x)	15.08	(n)	(4.13)	15.23	5.87	(c)	0.13	5.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.26	0.26	0.27	(c)	0.26	0.26
Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A		N/A	0.26
Net investment income (loss) (l)	(0.26	)(a)	2.02	1.66	1.71	(c)	1.69	1.29
Portfolio turnover	1	(n)	1	0 (b)	0	(b)	1	2
Net assets at end of period (000 omitted)	$1,442,139		$1,364,874	$1,686,004	$1,721,397		$1,837,130	$2,121,968

See Notes to Financial Statements

8

MFS Moderate Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(b)	Less than 0.5%.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices

10

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,448,223,204	$—	$—	$1,448,223,204

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally

11

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$31,476,824
Long-term capital gains	70,377,114
Total distributions	$101,853,938

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$1,181,663,433
Gross appreciation	274,335,968
Gross depreciation	(7,776,197)
Net unrealized appreciation (depreciation)	$266,559,771

As of 12/31/18

Undistributed ordinary income	31,666,992
Undistributed long-term capital gain	98,014,043
Net unrealized appreciation (depreciation)	76,411,447

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$123,640	$—	$274,674
Service Class	—	28,535,760	—	72,919,864
Total	$—	$28,659,400	$—	$73,194,538

12

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $8,008, which equated to 0.0011% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $47.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0012% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $1,688 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $14,747,109 and $138,270,305, respectively.

13

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	10,420	$135,327	15,595	$205,746
Service Class	40,628	529,121	1,127,406	14,024,178
	51,048	$664,448	1,143,001	$14,229,924

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	30,592	$398,314
Service Class	—	—	7,792,291	101,455,624
	—	$—	7,822,883	$101,853,938

Shares reacquired
Initial Class	(23,361)	$(298,722)	(54,192)	$(721,918)
Service Class	(9,317,719)	(122,039,721)	(21,261,806)	(280,581,274)
	(9,341,080)	$(122,338,443)	(21,315,998)	$(281,303,192)

Net change
Initial Class	(12,941)	$(163,395)	(8,005)	$(117,858)
Service Class	(9,277,091)	(121,510,600)	(12,342,109)	(165,101,472)
	(9,290,032)	$(121,673,995)	(12,350,114)	$(165,219,330)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $4,333 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$72,191,316	$48,053	$4,207,256	$(243,327)	$4,263,824	$72,052,610
MFS Global Real Estate Portfolio	40,998,536	4	5,251,954	1,071,422	6,053,828	42,871,836
MFS Government Securities Portfolio	143,681,547	84,782	6,529,432	(727,464)	7,517,271	144,026,704
MFS Growth Series	119,215,888	1,860,192	20,268,524	6,373,576	23,392,193	130,573,325
MFS High Yield Portfolio	69,619,240	9,082	4,189,232	(401,825)	7,082,616	72,119,881
MFS Inflation-Adjusted Bond Portfolio	70,937,202	34,906	3,785,087	(112,783)	4,731,607	71,805,845
MFS Institutional Money Market Portfolio	1,565,905	1,960,223	1,956,218	12	246	1,570,168
MFS International Growth Portfolio	41,060,583	8,056	4,773,421	96,837	7,123,249	43,515,304
MFS International Intrinsic Value Portfolio	41,120,873	114,211	4,712,477	1,748,192	5,083,349	43,354,148
MFS Limited Maturity Portfolio	56,740,356	27,516	1,517,760	(9,006)	1,988,749	57,229,855
MFS Mid Cap Growth Series	92,378,020	2,254,246	19,446,623	1,188,347	25,541,477	101,915,467
MFS Mid Cap Value Portfolio	91,914,038	1,943,725	10,002,010	(224,994)	18,373,311	102,004,070
MFS New Discovery Series	19,333,252	592,236	3,681,964	163,951	5,732,701	22,140,176
MFS New Discovery Value Portfolio	19,362,771	484,618	1,847,445	(118,719)	3,853,075	21,734,300
MFS Research International Portfolio	93,601,860	1,329,368	9,374,935	786,270	15,179,565	101,522,128
MFS Research Series	106,220,785	2,026,593	14,439,747	488,086	21,713,002	116,008,719
MFS Total Return Bond Series	171,364,337	70,006	10,233,006	(637,948)	12,652,245	173,215,634
MFS Value Series	119,004,128	3,859,515	14,009,431	1,842,805	19,866,017	130,563,034
	$1,370,310,637	$16,707,332	$140,226,522	$11,283,433	$190,148,324	$1,448,223,204

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio					$—	$—
MFS Global Real Estate Portfolio					—	—
MFS Government Securities Portfolio					—	—
MFS Growth Series					—	—
MFS High Yield Portfolio					—	—
MFS Inflation-Adjusted Bond Portfolio					—	—
MFS Institutional Money Market Portfolio					18,985	—
MFS International Growth Portfolio					—	—
MFS International Intrinsic Value Portfolio					—	—
MFS Limited Maturity Portfolio					—	—
MFS Mid Cap Growth Series					—	—
MFS Mid Cap Value Portfolio					—	—
MFS New Discovery Series					—	—
MFS New Discovery Value Portfolio					—	—
MFS Research International Portfolio					—	—
MFS Research Series					—	—
MFS Total Return Bond Series					—	—
MFS Value Series					—	—
					$18,985	$—

15

MFS Moderate Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® New Discovery Value Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VDV-SEM

MFS® New Discovery Value Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Premier, Inc., “A”	2.4%
Owens Corning	2.1%
South Jersey Industries, Inc.	2.1%
Graphic Packaging Holding Co.	2.0%
Black Hills Corp.	2.0%
KBR, Inc.	2.0%
Portland General Electric Co.	1.9%
Toll Brothers, Inc.	1.9%
First Hawaiian, Inc.	1.7%
UMB Financial Corp.	1.5%

GICS equity sectors (g)
Financials	23.4%
Industrials	18.0%
Real Estate	11.0%
Consumer Discretionary	10.2%
Information Technology	9.0%
Materials	7.4%
Utilities	6.8%
Consumer Staples	4.3%
Energy	3.9%
Health Care	3.3%
Communication Services	0.9%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.88%	$1,000.00	$1,192.90	$4.78
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,190.93	$6.14
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS New Discovery Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.2%
Aerospace – 2.2%
CACI International, Inc., “A” (a)	3,123	$638,935
ManTech International Corp., “A”	7,057	464,703

		$1,103,638

Apparel Manufacturers – 1.3%
Skechers USA, Inc., “A” (a)	20,584	$648,190

Automotive – 2.1%
LKQ Corp. (a)	15,721	$418,336
Stoneridge, Inc. (a)	6,174	194,789
Visteon Corp. (a)	7,355	430,856

		$1,043,981

Brokerage & Asset Managers – 1.4%
TMX Group Ltd.	9,905	$689,050

Business Services – 2.2%
BrightView Holdings, Inc. (a)	35,510	$664,392
PRA Group, Inc. (a)	14,720	414,221

		$1,078,613

Computer Software – 0.5%
8x8, Inc. (a)	10,654	$256,761

Computer Software – Systems – 2.6%
Model N, Inc. (a)	21,054	$410,553
Presidio, Inc.	27,058	369,883
Verint Systems, Inc. (a)	9,581	515,266

		$1,295,702

Construction – 5.2%
Eagle Materials, Inc.	2,771	$256,872
GMS, Inc. (a)	15,689	345,158
Owens Corning	18,098	1,053,303
Toll Brothers, Inc.	25,392	929,855

		$2,585,188

Consumer Products – 2.7%
Newell Brands, Inc.	25,448	$392,408
Prestige Brands Holdings, Inc. (a)	9,441	299,091
Sensient Technologies Corp.	8,847	650,078

		$1,341,577

Containers – 3.2%
Berry Global Group, Inc. (a)	10,316	$542,518
Graphic Packaging Holding Co.	72,023	1,006,882

		$1,549,400

Electrical Equipment – 2.7%
HD Supply Holdings, Inc. (a)	14,494	$583,818
TriMas Corp. (a)	13,608	421,440
WESCO International, Inc. (a)	6,705	339,608

		$1,344,866

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 1.7%
nLIGHT, Inc. (a)	14,668	$281,626
Plexus Corp. (a)	9,235	539,047

		$820,673

Energy – Independent – 1.2%
Matador Resources Co. (a)	12,593	$250,349
WPX Energy, Inc. (a)	30,313	348,902

		$599,251

Engineering – Construction – 2.7%
Construction Partners, Inc., “A” (a)	22,241	$334,060
KBR, Inc.	39,610	987,873

		$1,321,933

Entertainment – 0.9%
IMAX Corp. (a)	22,643	$457,389

Food & Beverages – 3.6%
Cal-Maine Foods, Inc.	8,144	$339,768
Hostess Brands, Inc. (a)	38,837	560,806
Nomad Foods Ltd. (a)	17,213	367,670
Sanderson Farms, Inc.	2,326	317,638
TreeHouse Foods, Inc. (a)	3,422	185,130

		$1,771,012

Gaming & Lodging – 0.7%
Wyndham Hotels Group LLC	6,332	$352,946

Insurance – 2.6%
Everest Re Group Ltd.	1,412	$349,018
Hanover Insurance Group, Inc.	3,875	497,163
Safety Insurance Group, Inc.	1,469	139,746
Third Point Reinsurance Ltd. (a)	26,800	276,576

		$1,262,503

Internet – 0.3%
Stamps.com, Inc. (a)	3,480	$157,540

Leisure & Toys – 1.2%
Brunswick Corp.	12,505	$573,854

Machinery & Tools – 5.0%
Actuant Corp., “A”	10,507	$260,679
AGCO Corp.	5,792	449,285
ITT, Inc.	5,716	374,284
Kennametal, Inc.	18,011	666,227
Regal Beloit Corp.	4,862	397,274
Ritchie Bros. Auctioneers, Inc.	10,212	339,242

		$2,486,991

Medical & Health Technology & Services – 2.4%
Premier, Inc., “A” (a)	30,647	$1,198,604

Natural Gas – Distribution – 2.9%
New Jersey Resources Corp.	7,931	$394,726
South Jersey Industries, Inc.	30,645	1,033,656

		$1,428,382

4

MFS New Discovery Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Oil Services – 3.4%
Apergy Corp. (a)	4,111	$137,883
Frank’s International N.V. (a)	76,570	418,072
Liberty Oilfield Services, Inc. (l)	12,935	209,289
NOW, Inc. (a)	25,708	379,450
Patterson-UTI Energy, Inc.	47,308	544,515

		$1,689,209

Other Banks & Diversified Financials – 19.2%
Air Lease Corp.	11,137	$460,404
Bank of Hawaii Corp.	8,093	670,991
Brookline Bancorp, Inc.	33,909	521,520
Cathay General Bancorp, Inc.	14,555	522,670
Cullen/Frost Bankers, Inc.	3,218	301,398
CVB Financial Corp.	10,581	222,518
Element Fleet Management Corp.	91,195	665,743
First Hawaiian, Inc.	31,948	826,495
Hanmi Financial Corp.	22,239	495,263
Lakeland Financial Corp.	14,195	664,752
Legacytextas Financial Group, Inc.	9,425	383,692
Prosperity Bancshares, Inc.	8,450	558,122
Sandy Spring Bancorp, Inc.	7,261	253,264
Signature Bank	4,198	507,286
TCF Financial Corp.	26,989	561,101
Textainer Group Holdings Ltd. (a)	22,917	231,003
UMB Financial Corp.	11,573	761,735
Umpqua Holdings Corp.	15,025	249,265
Wintrust Financial Corp.	8,780	642,345

		$9,499,567

Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B” (a)	143,412	$130,159

Pollution Control – 1.1%
Evoqua Water Technologies LLC (a)	19,427	$276,641
Stericycle, Inc. (a)	5,720	273,130

		$549,771

Real Estate – 11.8%
Brixmor Property Group, Inc., REIT	30,048	$537,258
Corporate Office Properties Trust, REIT	27,370	721,747
Equity Commonwealth, REIT	15,176	493,524
Industrial Logistics Properties Trust, REIT	33,337	694,076
Lexington Realty Trust, REIT	26,064	245,262
Life Storage, Inc., REIT	5,217	496,032
Medical Properties Trust, Inc., REIT	27,163	473,723
Office Properties Income Trust	14,561	382,517
RMR Group, Inc., REIT	1,910	89,732
Spirit Realty Capital, Inc., REIT	9,091	387,822
STAG Industrial, Inc., REIT	15,741	476,008
STORE Capital Corp., REIT	13,889	460,976
Two Harbors Investment Corp, REIT	29,728	376,654

		$5,835,331

Specialty Chemicals – 3.6%
Axalta Coating Systems Ltd. (a)	10,576	$314,848
Ferro Corp. (a)	35,232	556,666
Ferroglobe PLC	35,902	61,033

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – continued
RPM International, Inc.	4,143	$253,179
Univar, Inc. (a)	27,556	607,334

		$1,793,060

Specialty Stores – 2.7%
BJ’s Wholesale Club Holdings, Inc. (a)	14,166	$373,982
Michaels Co., Inc. (a)	18,043	156,974
Urban Outfitters, Inc. (a)	11,535	262,421
Zumiez, Inc. (a)	19,535	509,864

		$1,303,241

Trucking – 0.9%
Schneider National, Inc.	22,589	$412,023

Utilities – Electric Power – 3.9%
Black Hills Corp.	12,725	$994,713
Portland General Electric Co.	17,236	933,674

		$1,928,387

Total Common Stocks (Identified Cost, $42,354,450)		$48,508,792

INVESTMENT COMPANIES (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $1,250,446)	1,250,528	$1,250,653

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36% (Identified Cost, $33,366)	33,366	$33,366

OTHER ASSETS, LESS LIABILITIES – (0.8)%		(383,859)

NET ASSETS – 100.0%		$49,408,952

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,250,653 and $48,542,158, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value, including $163,256 of securities on loan (identified cost, $42,387,816)	$48,542,158
Investments in affiliated issuers, at value (identified cost, $1,250,446)	1,250,653
Receivables for
Investments sold	615,249
Fund shares sold	20
Interest and dividends	86,036
Receivable from investment adviser	6,056
Other assets	330
Total assets	$50,500,502

Liabilities
Payables for
Investments purchased	$1,004,628
Fund shares reacquired	13,878
Collateral for securities loaned, at value (c)	33,366
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	15
Distribution and/or service fees	247
Payable for independent Trustees’ compensation	172
Accrued expenses and other liabilities	39,052
Total liabilities	$1,091,550
Net assets	$49,408,952

Net assets consist of
Paid-in capital	$33,943,468
Total distributable earnings (loss)	15,465,484
Net assets	$49,408,952
Shares of beneficial interest outstanding	4,910,273

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$40,238,809	3,991,737	$10.08
Service Class	9,170,143	918,536	9.98

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

6

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$478,271
Dividends from affiliated issuers	8,475
Other	2,006
Income on securities loaned	147
Foreign taxes withheld	(2,967)
Total investment income	$485,932
Expenses
Management fee	$219,283
Distribution and/or service fees	11,240
Shareholder servicing costs	1,240
Administrative services fee	8,692
Independent Trustees’ compensation	955
Custodian fee	3,018
Shareholder communications	3,405
Audit and tax fees	27,194
Legal fees	306
Miscellaneous	12,314
Total expenses	$287,647
Reduction of expenses by investment adviser	(61,649)
Net expenses	$225,998
Net investment income (loss)	$259,934

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,233,652
Affiliated issuers	(107)
Foreign currency	91
Net realized gain (loss)	$1,233,636
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$7,050,008
Affiliated issuers	207
Translation of assets and liabilities in foreign currencies	(131)
Net unrealized gain (loss)	$7,050,084
Net realized and unrealized gain (loss)	$8,283,720
Change in net assets from operations	$8,543,654

See Notes to Financial Statements

7

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$259,934	$354,243
Net realized gain (loss)	1,233,636	7,784,108
Net unrealized gain (loss)	7,050,084	(13,225,145)
Change in net assets from operations	$8,543,654	$(5,086,794)
Total distributions to shareholders	$—	$(8,120,059)
Change in net assets from fund share transactions	$(4,187,312)	$1,882,024
Total change in net assets	$4,356,342	$(11,324,829)

Net assets
At beginning of period	45,052,610	56,377,439
At end of period	$49,408,952	$45,052,610

See Notes to Financial Statements

8

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$8.45		$11.13	$10.79	$9.44		$10.74	$12.12

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.08	$0.05	$0.09	(c)	$0.09	$0.06
Net realized and unrealized gain (loss)	1.58		(0.94)	1.44	2.34		(0.40)	0.35
Total from investment operations	$1.63		$(0.86)	$1.49	$2.43		$(0.31)	$0.41

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.11)	$(0.10)		$(0.07)	$(0.07)
From net realized gain	—		(1.76)	(1.04)	(0.98)		(0.92)	(1.72)
Total distributions declared to shareholders	$—		$(1.82)	$(1.15)	$(1.08)		$(0.99)	$(1.79)
Net asset value, end of period (x)	$10.08		$8.45	$11.13	$10.79		$9.44	$10.74
Total return (%) (k)(r)(s)(x)	19.29	(n)	(10.78)	15.24	27.03	(c)	(2.56)	3.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.11	1.08	1.05	(c)	1.10	1.10
Expenses after expense reductions (f)	0.88	(a)	0.88	0.88	0.87	(c)	0.88	0.98
Net investment income (loss)	1.11	(a)	0.72	0.48	0.91	(c)	0.83	0.56
Portfolio turnover	20	(n)	55	52	48		53	49
Net assets at end of period (000 omitted)	$40,239		$36,665	$45,470	$46,635		$47,068	$54,917

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$8.38		$11.05	$10.72	$9.38		$10.68	$12.06

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	$0.03	$0.06	(c)	$0.06	$0.03
Net realized and unrealized gain (loss)	1.56		(0.93)	1.43	2.33		(0.40)	0.34
Total from investment operations	$1.60		$(0.88)	$1.46	$2.39		$(0.34)	$0.37

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.09)	$(0.07)		$(0.04)	$(0.03)
From net realized gain	—		(1.76)	(1.04)	(0.98)		(0.92)	(1.72)
Total distributions declared to shareholders	$—		$(1.79)	$(1.13)	$(1.05)		$(0.96)	$(1.75)
Net asset value, end of period (x)	$9.98		$8.38	$11.05	$10.72		$9.38	$10.68
Total return (%) (k)(r)(s)(x)	19.09	(n)	(11.00)	15.01	26.73	(c)	(2.90)	3.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.36	1.33	1.30	(c)	1.35	1.35
Expenses after expense reductions (f)	1.13	(a)	1.13	1.13	1.12	(c)	1.13	1.23
Net investment income (loss)	0.86	(a)	0.45	0.24	0.66	(c)	0.58	0.30
Portfolio turnover	20	(n)	55	52	48		53	49
Net assets at end of period (000 omitted)	$9,170		$8,387	$10,907	$8,376		$8,437	$10,305

See Notes to Financial Statements

9

MFS New Discovery Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS New Discovery Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset

11

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$48,508,792	$—	$—	$48,508,792
Mutual Funds	1,284,019	—	—	1,284,019
Total	$49,792,811	$—	$—	$49,792,811

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $163,256. The fair value of the fund’s investment securities on loan and a related liability of $33,366 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $133,916 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

12

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$1,718,040
Long-term capital gains	6,402,019
Total distributions	$8,120,059

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$43,987,259
Gross appreciation	8,335,837
Gross depreciation	(2,530,285)
Net unrealized appreciation (depreciation)	$5,805,552

As of 12/31/18

Undistributed ordinary income	1,923,003
Undistributed long-term capital gain	6,199,599
Other temporary differences	43,891
Net unrealized appreciation (depreciation)	(1,244,663)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$210,688	$—	$6,343,164
Service Class	—	24,321	—	1,541,886
Total	$—	$235,009	$—	$7,885,050

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $250 million	0.90%
In excess of $250 million	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $2,354, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this reduction amounted to $59,295, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $1,154, which equated to 0.0047% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $86.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0356% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was

14

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $57 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $216,021 and $58,297, respectively. The sales transactions resulted in net realized gains (losses) of $(33,654).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $1,987, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $9,672,408 and $14,052,367, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	111,735	$1,029,873	294,759	$2,955,370
Service Class	48,557	465,471	176,624	1,734,797
	160,292	$1,495,344	471,383	$4,690,167

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	632,611	$6,553,852
Service Class	—	—	152,355	1,566,207
	—	$—	784,966	$8,120,059

Shares reacquired
Initial Class	(458,457)	$(4,429,706)	(675,413)	$(7,576,858)
Service Class	(130,902)	(1,252,950)	(315,574)	(3,351,344)
	(589,359)	$(5,682,656)	(990,987)	$(10,928,202)

Net change
Initial Class	(346,722)	$(3,399,833)	251,957	$1,932,364
Service Class	(82,345)	(787,479)	13,405	(50,340)
	(429,067)	$(4,187,312)	265,362	$1,882,024

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 44%, 15%, and 9%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $140 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$429,251	$7,351,402	$6,530,100	$(107)	$207	$1,250,653

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$8,475	$—

(8)	Subsequent Event

Effective at the close of business on August 14, 2019, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.

16

MFS New Discovery Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2019

*	Print name and title of each signing officer under his or her signature.